UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2016

Date of reporting period: November 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 100.3%

Alabama — 0.3%
Montgomery County, Public Facilities Authority, Facilities Project, RB, NATL Pre-Refunded @ 100
5.000%, 03/01/16 (A)	$3,055	$3,092

California — 6.7%
California State, Department of Water Resources, Ser M, RB
5.000%, 05/01/16	6,050	6,172
California State, GO
0.010%, 12/01/15 (B) (C)	8,200	8,200
0.010%, 12/02/15 (B) (C)	12,650	12,650
California State, RB
0.040%, 12/01/15	3,150	3,150
0.060%, 12/10/15	6,000	6,000
0.070%, 12/02/15	8,000	8,000
Eclipse Funding Trust, Ser 2007- 0061, RB
0.020%, 12/03/15 (B) (C)	8,225	8,225
Golden Empire, Schools Financing Authority, Kern High School Project, RB
0.210%, 12/04/15 (B)	7,825	7,825
Irvine Ranch, Water District, Ser A1, SAB
0.040%, 12/04/15 (B)	3,005	3,005
Sacramento, Municipal Utility District, Ser L, RB
0.010%, 12/03/15 (B) (C)	1,765	1,765

		64,992

Colorado — 1.2%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Building Project, RB
0.010%, 12/03/15 (B) (C)	2,800	2,800
Colorado State, Housing & Finance Authority, Ser A, RB
0.020%, 12/02/15 (B)	1,185	1,185

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.020%, 12/02/15 (B)	$7,220	$7,220

		11,205

Connecticut — 2.0%
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.010%, 12/03/15 (B)	7,900	7,900
Connecticut State, Housing Finance Authority, Ser C2, RB
0.010%, 12/03/15 (B)	5,595	5,595
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.010%, 12/03/15 (B) (C)	4,945	4,945
Manchester, GO
1.250%, 02/23/16	1,300	1,303

		19,743

Florida — 6.0%
Florida State, Board of Eduction, Capital Outlay Project, Ser A, GO
5.000%, 06/01/16	2,400	2,456
Florida State, Development Finance Authority, Center Court Properties Project, RB
0.060%, 12/03/15 (B) (C)	1,665	1,665
Florida State, Housing Finance Authority, Multi-Family Woodlands Project, RB
0.020%, 12/02/15 (B) (C)	10,250	10,250
Gainesville, Utilities System Revenue Authority, Ser B, RB
0.010%, 12/07/15 (B) (C)	4,500	4,500
Hillsborough, Community College Foundation, RB
0.020%, 12/03/15 (B) (C)	5,700	5,700
Kissimmee, Utility Authority, TECP
0.080%, 12/02/15	8,450	8,450
0.080%, 12/03/15	11,550	11,550
Miami-Dade County, Professional Sports Franchise Project, Ser E, RB
0.020%, 12/01/15 (B) (C)	1,000	1,000

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.040%, 12/03/15 (B) (C)	$5,160	$5,160
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.010%, 12/03/15 (B) (C)	1,900	1,900
Palm Beach County, Revenue Authority, Pine Crest Preparatory Project, RB
0.010%, 12/03/15 (B) (C)	5,500	5,500

		58,131

Georgia — 1.1%
Macon, Water Authority, Ser A, RB
0.010%, 12/03/15 (B)	10,805	10,805

Idaho — 0.8%
Idaho State, TAN
2.000%, 06/30/16	7,450	7,524

Illinois — 3.2%
Illinois State, Development Finance Authority, Chicago Historical Society Project, RB
0.020%, 12/03/15 (B) (C)	8,300	8,300
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.110%, 12/02/15 (B) (C)	500	500
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.010%, 12/02/15 (B) (C)	6,100	6,100
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
0.010%, 12/02/15 (B) (C)	3,600	3,600
0.010%, 12/03/15 (B) (C)	5,000	5,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase PUTTERs/ DRIVERs Trust, Ser 4048, RB
0.160%, 12/05/15 (B) (C)	$7,100	$7,100

		30,600

Indiana — 1.6%
Indiana State, Development Finance Authority, Brebeuf Preparatory School Project, RB
0.110%, 12/03/15 (B) (C)	3,500	3,500
Indiana State, Development Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.040%, 12/03/15 (B) (C)	1,085	1,085
Indiana State, Finance Authority, Depauw University Project, Ser A, RB
0.010%, 12/03/15 (B) (C)	1,750	1,750
Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.010%, 12/02/15 (B) (C)	2,850	2,850
Indiana State, Finance Authority, Midwestern Disaster Relief Project, RB
0.010%, 12/03/15 (B) (C)	4,000	4,000
Indiana State, Health Facility Financing Authority, Community Hospital Project, Ser A, RB
0.020%, 12/03/15 (B) (C)	2,400	2,400

		15,585

Kansas — 1.6%
Burlington, Environmental Improvement Revenue Authority, Power and Light Project, Ser A, RB
0.010%, 12/02/15 (B) (C)	9,800	9,800
Kansas State, Development Finance Authority, RB
0.030%, 12/03/15 (B)	5,420	5,420

		15,220

Kentucky — 2.3%
BB&T Municipal Trust, Ser 2008, RB
0.010%, 12/03/15 (B) (C)	9,995	9,995

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Boone County, Pollution Control Revenue Authority, Duke Energy Project, RB
0.010%, 12/02/15 (B) (C)	$5,500	$5,500
Kentucky State, Rural Water Finance Authority, Ser D1, RB
1.250%, 07/01/16	1,600	1,608
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.020%, 12/04/15 (B) (C)	4,900	4,900

		22,003

Louisiana — 1.0%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.010%, 12/02/15 (B) (C)	9,700	9,700

Maryland — 2.7%
Maryland State, Community Development Administration, RB
0.010%, 12/03/15 (B)	9,750	9,750
Maryland State, Health & Higher Educational Facilities Authority, Pooled Loan Program, Ser B, RB
0.010%, 12/02/15 (B) (C)	7,300	7,300
Montgomery County, Housing Opportunites Commission, Ser C, RB, GNMA/FNMA/FHLMC
0.020%, 12/01/15 (B) (C)	4,840	4,840
Montgomery County, Trinity Health Credit Group Project, RB
0.130%, 12/01/15 (B)	4,500	4,500

		26,390

Massachusetts — 4.8%
Clipper, Tax-Exempt Certificate Trust, GO
0.040%, 12/03/15 (B)	3,300	3,300
Massachusetts State, Clean Water Trust, RB
1.500%, 02/01/16	3,200	3,207
Massachusetts State, Health & Education Authority, RB
0.020%, 12/02/15	9,111	9,111
Massachusetts State, Ser A, GO
2.000%, 04/27/16	23,100	23,275

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
RBC Municipal Products Trust, Ser E38, RB
0.020%, 12/04/15 (B) (C)	$4,000	$4,000
University of Massachusetts, Building Authority, Ser 1, RB
0.020%, 12/02/15 (B)	2,990	2,990

		45,883

Michigan — 3.4%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser C, RB
0.010%, 12/02/15 (B) (C)	14,940	14,940
Michigan State, Building Authority, RB
0.010%, 12/03/15 (B) (C)	6,495	6,495
Michigan State, Finance Authority, Trinity Healthcare Group Project, RB
0.130%, 12/01/15 (B)	3,600	3,600
Michigan State, Higher Education Facilities Authority, Albion College Project, RB
0.010%, 12/02/15 (B) (C)	8,065	8,065

		33,100

Minnesota — 1.6%
Elk River, Independent School District No. 728, Ser A, GO
5.000%, 02/01/16	4,000	4,032
Shakopee, Independent School District No. 720, GO
3.000%, 02/01/16	1,000	1,005
South Washington County, Independent School District No. 833, Ser A, GO
2.000%, 02/01/16	3,530	3,541
St. Paul, Housing & Redevelopment Authority, Health System Project, Ser C, RB
0.020%, 12/03/15 (B) (C)	7,200	7,200

		15,778

Mississippi — 1.7%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser B, RB
0.010%, 12/01/15 (B)	8,000	8,000

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mississippi State, Business Finance Commission, Chevron USA Project, Ser H, RB
0.010%, 12/01/15 (B)	$6,000	$6,000
Mississippi State, Business Finance Commission, Chevron USA Project, Ser L, RB
0.010%, 12/01/15 (B)	2,475	2,475

		16,475

Missouri — 2.9%
Missouri State, Development Finance Board, Nelson Gallery Foundation Project, Ser A, RB
0.010%, 12/01/15 (B)	7,500	7,500
Missouri State, Health & Educational Facilities Authority, GO
0.060%, 12/03/15	9,250	9,250
Missouri State, Health & Educational Facilities Authority, RB
0.050%, 12/10/15	4,300	4,300
0.060%, 01/12/16	5,200	5,200
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.040%, 12/03/15 (B) (C)	800	800
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.010%, 12/02/15 (B) (C)	1,200	1,200

		28,250

Nebraska — 2.3%
Nebraska State, Electric System Revenue Funding, RB
0.020%, 12/10/15	2,400	2,400
0.050%, 01/13/16	9,000	9,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Omaha, Public Power Distribution, RB
0.080%, 02/04/16	$3,470	$3,470
0.080%, 02/09/16	7,000	7,000

		21,870

Nevada — 4.9%
Clark County, Department of Aviation, Various Projects, Ser D, RB
0.010%, 12/02/15 (B) (C)	4,100	4,100
Las Vegas Valley, Water Authority, RB
0.020%, 12/02/15	6,600	6,600
0.080%, 02/04/16	5,500	5,500
Reno, Sales Tax Revenue Authority, Reno Transportation Project, RB
0.020%, 12/01/15 (B) (C)	8,810	8,810
Tender Option Bond Trust Receipts, Ser 2015-F2033, GO
0.030%, 12/07/15	22,475	22,475

		47,485

New Jersey — 2.9%
Clipper, Tax-Exempt Certificate Trust, RB
0.010%, 12/03/15 (B)	6,100	6,100
East Brunswick Township, BAN
2.000%, 07/28/16	5,500	5,552
Hudson County, Improvement Authority, RB
0.010%, 12/03/15	2,300	2,300
Livingston, BAN
1.500%, 06/10/16	3,200	3,218
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, Ser D, RB
0.010%, 12/03/15 (B) (C)	7,100	7,100
Readington Township, GO
1.000%, 02/04/16	3,500	3,504

		27,774

New York — 9.9%
Bedford, Central School District, Building Improvements Project, BAN
1.000%, 07/15/16	3,500	3,509

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cheektowaga, BAN
1.000%, 07/14/16	$2,000	$2,007
Greece, Central School District, GO
1.250%, 06/24/16	1,650	1,658
Kingston City, School District, Ser A, GO
1.500%, 06/16/16	3,850	3,872
Liverpool, Central School District, BAN
1.250%, 07/07/16	1,600	1,608
Longwood, Central School District, Suffolk County, BAN
2.000%, 06/17/16	3,400	3,430
Metropolitan Transportation Authority, Sub-Ser E1, RB
0.010%, 12/01/15 (B) (C)	8,500	8,500
Metropolitan Transportation Authority, Sub-Ser E-1, RB
0.010%, 12/01/15 (B) (C)	3,000	3,000
Metropolitan Transportation Authority, Sub-Ser E3, RB
0.010%, 12/07/15 (B) (C)	5,000	5,000
Nassau County, Interim Finance Authority, Ser D1, RB
0.010%, 12/02/15 (B)	10,400	10,400
New York City, Housing Development Authority, Manhattan Avenue Development Project, Ser A, RB
0.010%, 12/03/15 (B) (C)	4,100	4,100
New York City, Housing Development Authority, Ser B3, RB
0.020%, 12/07/15 (B)	1,900	1,900
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.010%, 12/03/15 (B) (C)	5,700	5,700
New York State, Dormitory Authority, City University System Consolidated Fifth Project, Ser D, RB
0.010%, 12/03/15 (B) (C)	7,600	7,600
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.010%, 12/03/15 (B) (C)	1,675	1,675
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.010%, 12/02/15 (B)	5,800	5,800

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Housing Finance Agency, 625 W 57th Street Project, RB
0.010%, 12/02/15 (B) (C)	$4,900	$4,900
New York State, Housing Finance Agency, Navy Pier Court Housing Project, Ser S, RB
0.010%, 12/01/15 (B) (C)	3,500	3,500
Niagara Area, Development Authority, Niagara University Project, RB
0.020%, 12/02/15 (B) (C)	2,000	2,000
St. Lawrence County, Industrial Development Agency, United Helpers Independent Living Project, RB
0.030%, 12/02/15 (B) (C)	1,890	1,890
Sullivan County, BAN
1.000%, 03/04/16	1,900	1,903
Triborough, Bridge & Tunnel Authority, Ser C, RB
0.010%, 12/01/15 (B) (C)	6,000	6,000
White Plains, City School District, BAN
0.490%, 06/25/16	5,580	5,580

		95,532

North Carolina — 2.9%
Mecklenburg County, Hospital Authority, Ser E, RB, AGM
0.010%, 12/02/15 (B) (C)	1,065	1,065
North Carolina State, Capital Facilities Finance Agency, RB
0.040%, 01/06/16	2,100	2,100
0.060%, 12/14/15	4,000	4,000
0.060%, 12/21/15	3,800	3,800
North Carolina State, Capital Facilities Finance Agency, Triangle Aquatic Center Project, RB
0.020%, 12/04/15	5,030	5,030
North Carolina State, Capital Facilities Finance Agency, University Project, Ser B, RB
0.020%, 12/02/15 (B) (C)	5,670	5,670
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.030%, 12/03/15 (B) (C)	2,405	2,405
North Carolina State, Ser A, GO
5.000%, 03/01/16	2,800	2,834

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wake County, GO
5.000%, 03/01/16	$1,000	$1,012

		27,916

Ohio — 5.4%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.020%, 12/03/15 (B) (C)	9,700	9,700
Franklin County, Health Care Facilities Authority, Ohio Presbyterian Project, Ser A, RB
0.010%, 12/03/15 (B) (C)	3,000	3,000
Franklin County, Hospital Revenue Authority, Ohio Presbyterian Project, Ser C, RB
0.050%, 12/03/15 (B)	2,000	2,000
Hamilton County, Bell Home Project, RB
0.030%, 12/03/15 (B) (C)	1,460	1,460
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.020%, 12/04/15 (B) (C)	7,510	7,510
Ohio State University, GO
0.070%, 01/21/16	4,300	4,300
Ohio State University, RB
0.010%, 12/02/15	5,265	5,265
0.100%, 01/21/16	1,430	1,430
Ohio State University, Ser B1, RB
0.010%, 12/03/15 (B)	7,000	7,000
Ohio State University, Ser B-1, RB
0.010%, 12/03/15 (B)	6,000	6,000
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser A, RB
0.010%, 12/03/15 (B) (C)	2,000	2,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ohio State, Major New State Infrastructure Project, RB
1.000%, 12/15/15	$2,120	$2,121

		51,786

Oregon — 0.3%
Umatilla Indian Reservation Confederated Tribes, RB
0.020%, 12/04/15 (B) (C)	2,960	2,960

Pennsylvania — 2.5%
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.040%, 12/03/15 (B) (C)	1,550	1,550
Allegheny County, Redevelopment Authority, Brentwood Towne Square Project, Ser A, TA
0.100%, 12/03/15 (B) (C)	210	210
Allegheny County, Ser C50, GO
0.010%, 12/02/15 (B) (C)	5,400	5,400
Allegheny County, Ser C51, GO
0.010%, 12/07/15 (B) (C)	6,000	6,000
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.010%, 12/01/15 (B) (C)	1,205	1,205
Derry Township, Industrial & Commercial Development Authority, Arena Project, RB
0.020%, 12/01/15 (B) (C)	8,500	8,500

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Montgomery County, Industrial Development Authority, Girl Scouts Southeastern PA, RB
0.030%, 12/04/15 (B) (C)	$1,365	$1,365

		24,230

Rhode Island — 1.9%
Rhode Island State, Health & Educational Building Authority, Higher Education Project, Ser R, RB
0.010%, 12/03/15 (B)	18,200	18,200

South Carolina — 1.4%
Aiken County, Consolidated School District, RB
2.000%, 04/01/16	2,000	2,012
Columbia, Waterworks & Sewer System Project, RB
0.020%, 01/04/16 (B) (C)	4,525	4,525
Florence, School District #1, GO
5.000%, 03/01/16	1,000	1,011
Fort Mill, School District No. 4, GO
2.000%, 03/01/16	1,050	1,055
Fort Mill, School District No. 4, Ser B, GO
5.000%, 03/01/16	3,430	3,471
Richland County, School District No. 2, Ser A, GO
2.000%, 02/01/16	1,265	1,269

		13,343

South Dakota — 0.6%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.010%, 12/03/15 (B)	6,175	6,175

Tennessee — 4.3%
Davidson County, Metropolitan Government, RB
0.070%, 12/03/15	9,100	9,100
Eclipse Funding Trust, RB
0.010%, 12/03/15 (B) (C)	3,800	3,800

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Shelby County, Various Public Improvement Projects, Ser B, GO
0.010%, 12/03/15 (B) (C)	$29,000	$29,000

		41,900

Texas — 12.9%
Austin, Water & Wastewater System Revenue Authority, RB
0.010%, 12/03/15	6,900	6,900
Austin, Water & Wastewater System Revenue Authority, RB
0.010%, 12/04/15 (B) (C)	2,365	2,365
Dallas, Performing Arts Cultural Facilities, RB
0.010%, 12/03/15 (B) (C)	13,000	13,000
Galveston, Independent School District, GO, PSF-GTD
4.000%, 02/01/16	1,385	1,394
Gulf Coast, Industrial Development Authority, Exxon Mobil Project, RB
0.010%, 12/01/15 (B)	12,100	12,100
Houston, GO
0.020%, 12/04/15	2,400	2,400
Houston, Utility System Revenue Authority, First Lien, RB
0.010%, 12/03/15 (B) (C)	3,000	3,000
McKinney, Independent School District, GO, PSF-GTD
5.000%, 02/15/16	1,950	1,969
Mesquite, Independent School District, GO, PSF-GTD
0.080%, 02/13/16 (B)	2,560	2,560
North Texas, Tollway Authority, Ser D, RB
0.010%, 12/02/15 (B) (C)	32,000	32,000
RBC Municipal Products Trust, Ser E18, RB
0.010%, 12/04/15 (B) (C)	17,000	17,000
Rockwall, Independent School District, School Building Project, RB, PSF-GTD
0.020%, 12/04/15 (B)	2,000	2,000
San Antonio, TECP
0.040%, 12/03/15	6,200	6,200
Texas State, Public Financial Authority, RB
0.040%, 01/06/16	8,650	8,650
Texas State, Ser A, GO
0.010%, 12/02/15 (B)	1,725	1,725

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Concluded)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Texas State, Ser B, GO
0.010%, 12/02/15 (B)	$3,315	$3,315
University of Texas, Financing System, Ser B, RB
0.010%, 12/05/15 (B)	5,520	5,520
University of Texas, Permanent University Fund, Ser A, RB
0.010%, 12/03/15 (B)	2,060	2,060

		124,158

Utah — 0.1%
Alpine School District, GO
1.250%, 03/15/16	1,195	1,198

Vermont — 0.4%
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.010%, 12/03/15 (B) (C)	3,795	3,795

Washington — 0.1%
King County, School District No. 414 Lake Washington, GO
2.000%, 12/01/15	1,000	1,000

Multi-State — 2.6%
BB&T Municipal Trust, Ser 1007, RB
0.110%, 12/03/15 (B) (C)	1,415	1,415
BB&T Municipal Trust, Ser 1039, RB
0.110%, 12/03/15 (B) (C)	11,810	11,810
FHLMC, Multi-Family Variable Rate Demand Certificates, Ser M027, RB
0.020%, 12/04/15 (B)	6,925	6,925

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC, Multi-Family Variable Rate Demand Certificates, Ser M033, RB
0.020%, 12/04/15 (B)	$5,100	$5,100

		25,250

Total Municipal Bonds (Cost $969,048) ($ Thousands)		969,048

Total Investments — 100.3% (Cost $969,048) ($ Thousands)††		$969,048

Percentages are based on a Net Assets of $966,342 ($ Thousands).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

BAN — Bond Anticipation Note

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

TECP — Tax-Exempt Commercial Paper

††	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2015, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2015, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 101.1%

Alabama — 1.3%
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser AR, RB
0.010%, 12/02/15 (A) (B)	$13,500	$13,500

California — 5.3%
California State, Department of Water Resources, Ser M, RB
5.000%, 05/01/16	7,085	7,228
California State, RB
0.040%, 12/01/15	3,600	3,600
0.060%, 12/10/15	7,000	7,000
0.070%, 12/02/15	10,000	10,000
Golden Empire, Schools Financing Authority, Kern High School Project, RB
0.210%, 12/04/15 (A)	7,975	7,975
Irvine Ranch, Water District, Ser A1, SAB
0.040%, 12/04/15 (A)	3,495	3,495
San Diego County, Museum of Art Project, COP
0.060%, 12/03/15 (A) (B)	1,200	1,200
San Diego, Housing Authority, Hillside Garden Apartment Project, Ser C, RB, FNMA
0.020%, 12/03/15 (A)	11,915	11,915
University of California, Ser AL1, RB
0.010%, 12/03/15 (A)	800	800
University of California, Ser AL4, RB
0.010%, 12/03/15 (A)	2,000	2,000

		55,213

Colorado — 1.1%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Building Project, RB
0.010%, 12/02/15 (A) (B)	2,380	2,380
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.020%, 12/02/15 (A)	6,340	6,340

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Colorado State, Housing & Finance Authority, Ser B3, RB
0.020%, 12/02/15 (A)	$2,240	$2,240

		10,960

Connecticut — 1.3%
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.010%, 12/03/15 (A)	4,200	4,200
Connecticut State, Housing Finance Authority, Sub-Ser C3, RB
0.010%, 12/03/15 (A)	5,800	5,800
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.010%, 12/03/15 (A) (B)	1,755	1,755
Manchester, GO
1.250%, 02/23/16	1,500	1,503

		13,258

Delaware — 0.1%
University of Delaware, RB
0.010%, 12/01/15	1,200	1,200

District of Columbia — 0.7%
District of Columbia, American University Project, RB
0.010%, 12/01/15 (A) (B)	7,500	7,500

Florida — 4.0%
Florida State, Board of Eduction, Capital Outlay Project, Ser A, GO
5.000%, 06/01/16	2,600	2,661
Gainesville, Utilities System Revenue Authority, Ser B, RB
0.010%, 12/07/15 (A) (B)	6,400	6,400
Hillsborough, Community College Foundation, RB
0.020%, 12/03/15 (A) (B)	2,000	2,000
Kissimmee, Utility Authority, TECP
0.080%, 12/02/15	10,000	10,000
0.080%, 12/03/15	13,200	13,200

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.040%, 12/03/15 (A) (B)	$4,905	$4,905
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.010%, 12/03/15 (A) (B)	2,975	2,975

		42,141

Georgia — 0.9%
Macon, Water Authority, Ser A, RB
0.010%, 12/03/15 (A)	2,825	2,825
Paulding County, Hospital Authority, Ser B, RB
0.010%, 12/03/15 (A) (B)	6,875	6,875

		9,700

Idaho — 0.9%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.120%, 12/03/15 (A) (B)	1,145	1,145
Idaho State, TAN
2.000%, 06/30/16	8,100	8,180

		9,325

Illinois — 1.2%
Illinois State, Development Finance Authority, Chicago Historical Society Project, RB
0.020%, 12/03/15 (A) (B)	10,275	10,275
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.010%, 12/02/15 (A) (B)	2,500	2,500

		12,775

Indiana — 3.0%
Indiana State, Finance Authority, Depauw University Project, Ser A, RB
0.010%, 12/03/15 (A) (B)	2,895	2,895
Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.010%, 12/02/15 (A) (B)	3,095	3,095

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Indiana State, Finance Authority, Lutheran Child Project, RB
0.040%, 12/03/15 (A) (B)	$3,550	$3,550
Indiana State, Finance Authority, Parkview Health Systems Project, Ser B, RB
0.020%, 12/03/15 (A) (B)	19,145	19,145
Indiana State, Health Facility Financing Authority, Community Hospital Project, Ser A, RB
0.020%, 12/03/15 (A) (B)	2,900	2,900

		31,585

Kansas — 2.2%
Burlington, Environmental Improvement Revenue Authority, Power and Light Project, Ser A, RB
0.010%, 12/02/15 (A) (B)	6,900	6,900
Burlington, Environmental Improvement Revenue Authority, RB
0.010%, 12/02/15 (A) (B)	3,800	3,800
Kansas State, Department of Transportation, Ser C3, RB
0.020%, 12/07/15 (A)	4,675	4,675
Kansas State, Development Finance Authority, RB
0.030%, 12/03/15 (A)	7,500	7,500

		22,875

Kentucky — 0.3%
Daviess County, Wendell Fosters Campus Project, RB
0.040%, 12/03/15 (A) (B)	830	830
Kentucky State, Rural Water Finance Authority, Ser D1, RB
1.250%, 07/01/16	1,800	1,809

		2,639

Louisiana — 1.1%
Baton Rouge, Exxon Project, RB
0.010%, 12/01/15 (A)	1,700	1,700

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.010%, 12/02/15 (A) (B)	$10,000	$10,000

		11,700

Maryland — 3.6%
Maryland State, Community Development Administration, Ser J, RB
0.010%, 12/03/15 (A)	9,500	9,500
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins University Project, Ser A, RB
0.010%, 12/04/15 (A)	4,970	4,970
Maryland State, Health & Higher Educational Facilities Authority, Pooled Loan Program, Ser B, RB
0.010%, 12/02/15 (A) (B)	6,000	6,000
Montgomery County, Housing Opportunites Commission, Ser A, RB, GNMA/FNMA/FHLMC
0.020%, 12/03/15 (A) (B)	11,015	11,015
Montgomery County, Trinity Health Credit Group Project, RB
0.130%, 12/01/15 (A)	5,500	5,500

		36,985

Massachusetts — 4.8%
Barnstable, BAN
1.500%, 02/26/16	1,443	1,447
Clipper, Tax-Exempt Certificate Trust, GO
0.040%, 12/03/15 (A)	3,800	3,800
Massachusetts State, Clean Water Trust, RB
1.500%, 02/01/16	3,800	3,809
Massachusetts State, Department of Transportation, Contract Assistance Project, Ser A2, RB
0.010%, 12/02/15 (A)	3,500	3,500
Massachusetts State, Health & Education Authority, RB
0.020%, 12/02/15	10,700	10,700

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Ser A, GO
2.000%, 04/27/16	$26,900	$27,103

		50,359

Michigan — 4.0%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser C, RB
0.010%, 12/02/15 (A) (B)	3,880	3,880
Michigan State, Building Authority, RB
0.010%, 12/03/15 (A) (B)	7,100	7,100
Michigan State, Finance Authority, Trinity Healthcare Group Project, RB
0.130%, 12/01/15 (A)	4,475	4,475
Michigan State, Higher Education Facilities Authority, Albion College Project, RB
0.010%, 12/02/15 (A) (B)	19,045	19,045
University of Michigan, Ser A, RB
0.010%, 12/03/15 (A)	7,475	7,475

		41,975

Minnesota — 2.6%
Marshall, Independent School District No. 413, Ser B, GO
4.000%, 02/01/16	1,875	1,887
Minneapolis, Special School District No. 1, Ser D, RB
5.000%, 02/01/16	1,130	1,139
Osseo, Independent School District No. 279, Ser C, GO
2.000%, 02/01/16	6,710	6,731
RBC Municipal Products Trust, Ser E19, RB
0.010%, 12/03/15 (A) (B)	4,600	4,600
Rochester, Independent School District No. 535, Ser B, RB
4.000%, 02/01/16	1,280	1,288
Shakopee, Independent School District No. 720, Ser A, GO
3.000%, 02/01/16	1,415	1,422
South Washington County, Independent School District No. 833, Ser A, GO
2.000%, 02/01/16	1,600	1,605

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
St. Paul, Housing & Redevelopment Authority, Health System Project, Ser C, RB
0.020%, 12/03/15 (A) (B)	$8,600	$8,600

		27,272

Mississippi — 0.3%
Jackson County, Pollution Control Revenue Authority, Chevron USA Project, RB
0.010%, 12/01/15 (A)	1,000	1,000
Mississippi State, Business Finance Commission, Chevron USA Project, Ser H, RB
0.010%, 12/01/15 (A)	1,700	1,700

		2,700

Missouri — 2.1%
Missouri State, Health & Educational Facilities Authority, GO
0.060%, 12/03/15	10,750	10,750
Missouri State, Health & Educational Facilities Authority, RB
0.050%, 12/10/15	5,100	5,100
0.060%, 01/12/16	5,600	5,600
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.010%, 12/03/15 (A) (B)	100	100

		21,550

Nebraska — 2.3%
Nebraska State, Electric System Revenue Funding, RB
0.020%, 12/10/15	2,600	2,600
0.050%, 01/13/16	11,000	11,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Omaha, Public Power Distribution, RB
0.080%, 02/04/16	$2,600	$2,600
0.080%, 02/09/16	8,000	8,000

		24,200

Nevada — 6.7%
Clark County, Department of Aviation, Various Projects, Ser D, RB
0.010%, 12/02/15 (A) (B)	5,000	5,000
Las Vegas Valley, Water Authority, RB
0.020%, 12/02/15	7,100	7,100
0.080%, 02/04/16	6,500	6,500
Reno, Sales Tax Revenue Authority, Reno Transportation Project, RB
0.020%, 12/01/15 (A) (B)	34,790	34,790
Tender Option Bond Trust Receipts, Ser 2015-F2033, GO
0.020%, 12/07/15	16,440	16,440

		69,830

New Hampshire — 0.5%
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, RB
0.010%, 12/02/15 (A)	5,400	5,400

New Jersey — 2.1%
Clipper, Tax-Exempt Certificate Trust, RB
0.010%, 12/03/15 (A)	5,900	5,900
East Brunswick Township, BAN
2.000%, 07/28/16	6,000	6,056
Hudson County, Improvement Authority, RB
0.010%, 12/03/15	2,700	2,700
Livingston, BAN
1.500%, 06/10/16	3,400	3,419

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Readington Township, GO
1.000%, 02/04/16	$3,800	$3,805

		21,880

New York — 9.2%
Bedford, Central School District, Building Improvements Project, BAN
1.000%, 07/15/16	3,800	3,810
Cheektowaga, BAN
1.000%, 07/14/16	2,200	2,207
Greece, Central School District, GO
1.250%, 06/24/16	1,800	1,808
Hempstead, Ser C, GO
3.000%, 01/15/16	1,745	1,751
Kingston City, School District, Ser A, GO
1.500%, 06/16/16	4,082	4,106
Liverpool, Central School District, BAN
1.250%, 07/07/16	1,900	1,909
Longwood, Central School District, Suffolk County, BAN
2.000%, 06/17/16	3,600	3,632
Metropolitan Transportation Authority, Sub-Ser E3, RB
0.010%, 12/07/15 (A) (B)	6,000	6,000
Metropolitan Transportation Authority, Sub-Ser E-5, RB
0.010%, 12/01/15 (A) (B)	5,500	5,500
New York City, Housing Development Authority, 1133 Manhattan Avenue Development Project, Ser A, RB, FHLMC
0.010%, 12/05/15 (A)	7,000	7,000
New York City, Housing Development Authority, Ser B3, RB
0.020%, 12/07/15 (A)	1,700	1,700
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
0.010%, 12/03/15 (A)	4,000	4,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.010%, 12/03/15 (A) (B)	2,000	2,000
New York City, Water & Sewer System Finance Authority, RB
0.010%, 12/01/15 (A)	3,775	3,775

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Dormitory Authority, City University System Consolidated Fifth Project, Ser D, RB
0.010%, 12/03/15 (A) (B)	$4,800	$4,800
New York State, Housing Finance Agency, 160 Madison Avenue Project, Ser S, RB
0.010%, 12/01/15 (A) (B)	1,100	1,100
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.010%, 12/02/15 (A)	2,000	2,000
New York State, Housing Finance Agency, 625 W 57th Street Project, RB
0.010%, 12/02/15 (A) (B)	18,100	18,100
Niagara Area, Development Authority, Niagara University Project, RB
0.020%, 12/02/15 (A) (B)	2,705	2,705
Putnam County, Industrial Development Agency, United Cerebral Palsy Project, Ser A, RB
0.010%, 12/03/15 (A) (B)	2,600	2,600
Sullivan County, BAN
1.000%, 03/04/16	2,150	2,154
Triborough, Bridge & Tunnel Authority, Ser C, RB
0.010%, 12/01/15 (A) (B)	7,000	7,000
White Plains, City School District, BAN
0.490%, 06/25/16	6,700	6,700

		96,357

North Carolina — 7.6%
BB&T Municipal Trust, Ser 1009, RB
0.110%, 12/03/15 (A) (B)	4,970	4,970
Mecklenburg County, Hospital Authority, Ser E, RB, AGM
0.010%, 12/02/15 (A) (B)	7,135	7,135
New Hanover County, GO
0.020%, 12/02/15 (A)	5,160	5,160
North Carolina State, Capital Facilities Authority, Meredith College Project, Ser B, TECP
0.020%, 12/03/15 (A) (B)	6,700	6,700

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
North Carolina State, Capital Facilities Finance Agency, Fayetteville University Project, RB
0.020%, 12/03/15 (A) (B)	$5,180	$5,180
North Carolina State, Capital Facilities Finance Agency, RB
0.040%, 01/06/16	2,200	2,200
0.060%, 12/14/15	4,722	4,722
0.060%, 12/21/15	4,400	4,400
North Carolina State, Medical Care Commission, Cape Fear Valley Health Systems Project, RB
0.020%, 12/02/15 (A) (B)	10,000	10,000
North Carolina State, Medical Care Commission, Caromont Health Project, Sub-Ser B, RB, NATL
0.020%, 12/02/15 (A) (B)	7,990	7,990
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.030%, 12/03/15 (A) (B)	4,475	4,475
North Carolina State, Ser A, GO
5.000%, 03/01/16	1,000	1,012
University of North Carolina at Chapel Hill, Ser B, RB
0.010%, 12/02/15	15,150	15,150

		79,094

Ohio — 5.2%
Butler County, Health Care Facilities Revenue Authority, Colonial Senior Services Project, RB
0.030%, 12/03/15 (A) (B)	2,550	2,550
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.020%, 12/03/15 (A) (B)	7,465	7,465
Franklin County, Health Care Facilities Authority, Ohio Presbyterian Project, Ser A, RB
0.010%, 12/03/15 (A) (B)	10,500	10,500
Franklin County, Hospital Revenue Authority, Ohio Presbyterian Project, Ser C, RB
0.050%, 12/03/15 (A)	2,150	2,150

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.040%, 12/03/15 (A) (B)	$1,525	$1,525
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.020%, 12/04/15 (A) (B)	5,085	5,085
Hamilton County, Health Care Facilities Authority, Childrens Home Project, RB
0.020%, 12/03/15 (A) (B)	1,000	1,000
Ohio State University, GO
0.070%, 01/21/16	5,100	5,100
Ohio State University, RB
0.010%, 12/02/15	6,025	6,025
0.100%, 01/21/16	1,555	1,555
Ohio State University, Ser B1, RB
0.010%, 12/03/15 (A)	8,500	8,500
Ohio State, Major New State Infrastructure Project, RB
1.000%, 12/15/15	2,320	2,321
Summit County, Development Finance Authority, Barberton YMCA Project, RB
0.030%, 12/02/15 (A) (B)	860	860

		54,636

Oregon — 0.9%
Oregon State, Veterans Welfare Project, GO
0.010%, 12/01/15 (A)	5,900	5,900
0.010%, 12/02/15 (A)	3,100	3,100

		9,000

Pennsylvania — 3.7%
Allegheny County, Ser C50, GO
0.010%, 12/02/15 (A) (B)	6,475	6,475
Allegheny County, Ser C51, GO
0.010%, 12/07/15 (A) (B)	5,000	5,000
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.010%, 12/01/15 (A) (B)	1,150	1,150
New Castle Area, Hospital Authority, Jameson Memorial Hospital Project, RB
0.020%, 12/03/15 (A) (B)	17,130	17,130

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I5, RB
0.030%, 12/03/15 (A) (B)	$2,300	$2,300
Pennsylvania State, Industrial Development Authority, Ser B2, RB
0.010%, 12/04/15 (A) (B)	4,660	4,660
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, RB
0.020%, 12/03/15 (A) (B)	1,685	1,685

		38,400

Rhode Island — 1.3%
Rhode Island State, Health & Educational Building Authority, Higher Education Project, Ser R, RB
0.010%, 12/03/15 (A)	13,300	13,300

South Carolina — 1.4%
Aiken County, Consolidated School District, RB
2.000%, 04/01/16	2,450	2,464
Columbia, Waterworks & Sewer System Project, RB
0.010%, 01/04/16 (A) (B)	5,475	5,475
Florence, School District #1, GO
5.000%, 03/01/16	1,015	1,027
Fort Mill, School District No. 4, GO
2.000%, 03/01/16	1,230	1,236

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Fort Mill, School District No. 4, Ser B, GO
5.000%, 03/01/16	$3,930	$3,977

		14,179

South Dakota — 0.9%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.010%, 12/03/15 (A)	9,025	9,025

Tennessee — 2.8%
Blount County, Public Building Authority, Local Government Public Improvement Project, RB
0.020%, 12/02/15 (A) (B)	4,780	4,780
Davidson County, Metropolitan Government, RB
0.070%, 12/03/15	10,900	10,900
Eclipse Funding Trust, RB
0.010%, 12/03/15 (A) (B)	4,120	4,120
Shelby County, Various Public Improvement Projects, Ser B, GO
0.010%, 12/03/15 (A) (B)	9,235	9,235

		29,035

Texas — 8.9%
Allen, Independent School District, GO, PSF-GTD
4.000%, 02/15/16	3,015	3,038
Austin, Water & Wastewater System Revenue Authority, RB
0.010%, 12/04/15 (A) (B)	2,500	2,500
Austin, Water & Wastewater System Revenue Authority, RB
0.010%, 12/03/15	7,490	7,490
BB&T Municipal Trust, Ser 2036, RB
0.020%, 12/03/15 (A)	700	700
Dallas, Performing Arts Cultural Facilities, RB
0.010%, 12/03/15 (A) (B)	6,770	6,770
Grand Prairie, Independent School District, GO, PSF-GTD
3.000%, 02/15/16	1,035	1,041

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Houston, GO
0.020%, 12/04/15	$2,600	$2,600
Houston, Utility System Revenue Authority, First Lien, RB
0.010%, 12/03/15 (A) (B)	6,800	6,800
McKinney, Independent School District, GO, PSF-GTD
5.000%, 02/15/16	2,350	2,374
Mesquite, Independent School District, GO, PSF-GTD
0.080%, 02/13/16 (A)	3,160	3,160
North Texas, Tollway Authority, Ser D, RB
0.010%, 12/02/15 (A) (B)	16,000	16,000
Northwest, Independent School District, School Building Project, GO, PSF-GTD
1.000%, 02/15/16	2,000	2,003
Pharr San Juan, Alamo Independent School District Texas, GO, PSF-GTD
5.000%, 02/01/16	1,715	1,729
Rockwall, Independent School District, School Building Project, RB, PSF-GTD
0.020%, 12/04/15 (A)	5,300	5,300
San Antonio, TECP
0.040%, 12/03/15	7,300	7,300
San Gabriel, Health Facilities Development Authority, YMCA Greater Williamson Project, RB
0.010%, 12/03/15 (A) (B)	1,100	1,100
Texas State, Public Financial Authority, RB
0.040%, 01/06/16	10,100	10,100
Texas State, Ser B, GO
0.010%, 12/02/15 (A)	5,685	5,685
University of Texas, Financing System, Ser B, RB
0.010%, 12/05/15 (A)	6,000	6,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
University of Texas, Permanent University Fund, Ser A, RB
0.010%, 12/03/15 (A)	$1,000	$1,000

		92,690

Utah — 1.4%
Eclipse Funding Trust, RB
0.020%, 12/03/15 (A) (B)	14,600	14,600

Vermont — 0.2%
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.010%, 12/03/15 (A) (B)	2,445	2,445

Virginia — 0.1%
Peninsula Ports Authority, RB
0.040%, 01/06/16	1,000	1,000

Washington — 1.7%
King County, School District No. 414 Lake Washington, GO
2.000%, 12/01/15	1,000	1,000
Washington State, Housing Finance Commission, Panorama Project, RB
0.020%, 12/03/15 (A) (B)	15,000	15,000
Washington State, Housing Finance Commission, Pioneer Human Services Project, Ser A, RB
0.040%, 12/04/15 (A) (B)	1,585	1,585

		17,585

Wisconsin — 0.8%
Wisconsin State, Health & Educational Facilities Authority, Bay Area Medical Center Project, RB
0.010%, 12/01/15 (A) (B)	3,100	3,100

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Concluded)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
0.010%, 12/01/15 (A)	$5,500	$5,500

		8,600

Wyoming — 0.5%
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser B, RB
0.010%, 12/02/15 (A) (B)	4,905	4,905

Multi-State — 2.1%
BB&T Municipal Trust, Ser 1039, RB
0.110%, 12/03/15 (A) (B)	7,965	7,965
FHLMC, Multi-Family Variable Rate Demand Certificates, Ser M027, RB
0.020%, 12/04/15 (A)	8,945	8,945
FHLMC, Multi-Family Variable Rate Demand Certificates, Ser M033, RB
0.020%, 12/04/15 (A)	5,435	5,435

		22,345

Total Municipal Bonds (Cost $1,053,718) ($ Thousands)		1,053,718

Total Investments — 101.1% (Cost $1,053,718) ($ Thousands)††		$1,053,718

Percentages are based on a Net Assets of $1,041,951 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

TECP — Tax-Exempt Commercial Paper

††	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2015, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2015 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.4%

Alabama — 0.8%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/20	$720	$822
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/19	5,495	6,150
Birmingham, Water Works Board of Revenue Authority, Water Works Project, RB
5.000%, 01/01/21	1,000	1,153
Mobile County, Industrial Development Authority, Exxon Mobil Project, RB
Callable 12/01/15 @ 100
0.010%, 07/15/32 (A)	1,000	1,000
Selma, Industrial Development Board, Zilkha Biomass Project, AMT, RB
7.500%, 05/01/25	1,060	1,050
University of Alabama, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	2,160	2,569

		12,744

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	4,038

Arizona — 3.1%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 12/01/35	4,305	5,047
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/21 @ 100
5.000%, 12/01/27	2,500	2,971
5.000%, 01/01/25	2,295	2,552
Arizona State, Department of Transportation State, Highway Fund Revenue, RB
Callable 07/01/24 @ 100
5.000%, 07/01/26	5,000	6,094
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 07/01/18 (B)	1,820	2,007

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 01/01/18 (B)	$4,500	$4,715
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,568
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 06/01/43 (A)	3,690	4,078
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/18	2,000	2,208
5.000%, 07/01/23	2,510	3,052
Phoenix, Civic Improvement Authority, Junior Lien, RB, NATL
Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,136
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	4,000
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/28	600	711
5.000%, 07/01/29	250	294
5.000%, 07/01/30	500	584
5.000%, 07/01/32	1,095	1,264
Pima County, Sewer System Authority, RB, AGM
Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,286
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/24	1,330	1,574
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/23 @ 100
5.250%, 08/01/33	1,000	1,105

		48,246

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/24 @ 100
5.000%, 11/01/33	1,400	1,621
5.000%, 11/01/34	1,210	1,394

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	$1,535	$1,870
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,772

		6,657

California — 12.8%
Bay Area, Toll Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/18 (B)	1,030	1,128
Bay Area, Toll Authority, RB
5.000%, 04/01/22	2,500	3,014
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	3,847
California State, Communities Development Authority, Statewide Regional Inland Center Project, RB
Pre-Refunded @ 100
5.250%, 12/01/17 (B)	2,215	2,412
California State, Department of Water Resources, Ser AS, RB
Callable 12/01/24 @ 100
5.000%, 12/01/29	1,910	2,319
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/19	4,000	4,544
California State, Economic Recovery, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/19 (B)	5,000	5,693
California State, GO
Callable 04/01/16 @ 100
6.250%, 10/01/19	480	489
California State, GO
Callable 03/01/25 @ 100
5.000%, 03/01/26	5,000	6,109
California State, GO
Callable 08/01/25 @ 100
5.000%, 08/01/26	2,500	3,067
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/21	4,130	4,787
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	2,071

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, GO
Callable 09/01/22 @ 100
5.000%, 09/01/23	$2,500	$3,073
California State, GO
Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	5,735
California State, GO
5.000%, 10/01/18	3,000	3,337
5.000%, 11/01/19	1,000	1,148
5.000%, 02/01/20	2,000	2,306
5.000%, 09/01/22	625	757
5.000%, 10/01/24	2,090	2,576
California State, GO
Callable 09/01/18 @ 100
5.000%, 09/01/28	3,100	3,445
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/26	5,000	5,993
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser C, RB
5.000%, 07/01/43 (A)	2,500	2,849
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/23 @ 100
5.000%, 03/01/26	1,000	1,185
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/21 @ 100
5.250%, 12/01/25	4,185	5,101
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/24 @ 100
5.000%, 12/01/25	2,795	3,389
California State, Public Works Board, Various Capital Projects, Ser I, RB
Callable 11/01/23 @ 100
5.000%, 11/01/24	2,500	3,004
California State, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/19 (B)	1,745	2,004
California State, Ser A, GO
5.000%, 07/01/19 (C)	1,375	1,566
California State, Ser C, GO
Callable 09/01/25 @ 100
5.000%, 09/01/30	5,015	5,984
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/23	715	765

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, Systemwide University Revenue Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	$5,000	$5,965
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/29	915	1,054
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,760
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	6,435	6,322
Golden State, Tobacco Securitization, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/33	1,265	1,460
5.000%, 06/01/34	2,110	2,423
5.000%, 06/01/35	4,185	4,780
Imperial, Irrigation & Electric District, RB
Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,117
5.250%, 11/01/20	1,000	1,114
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/21	375	445
5.000%, 03/01/22	625	746
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,210
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/25 @ 100
5.000%, 05/15/31	840	972
5.000%, 05/15/32	840	966
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/23 @ 100
5.000%, 05/15/32	2,285	2,595
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/20	2,500	2,923
5.000%, 07/01/21	1,650	1,969
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/25	2,500	2,907

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 07/01/32	$2,500	$2,899
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,385
Los Angeles, Wastewater System Revenue, Ser A, RB
Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,358
North Natomas, Community Facilities District No. 4, Ser E, RB
5.000%, 09/01/20	1,335	1,526
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/22 @ 100
5.000%, 07/01/28	1,845	2,127
Orange County, Transportation Authority, RB
Callable 08/15/23 @ 100
5.000%, 08/15/25	1,000	1,198
Rancho Santiago, Community College District, GO
Callable 09/01/23 @ 100
5.000%, 09/01/24	2,500	3,063
Sacramento County, Airport Systems Project, Ser D, RB
Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,482
Sacramento, Water Authority, RB
Callable 09/01/23 @ 100
5.000%, 09/01/26	1,395	1,656
San Diego County, Water Authority, Ser B, RB
Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	2,894
San Diego, Public Facilities Financing Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/15/25 (B)	3,500	3,969
San Francisco Bay Area, Rapid Transit District, Ser D, GO
Callable 08/01/25 @ 100
5.000%, 08/01/31	4,985	6,035
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/18	1,000	1,100
San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,853

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	$3,685	$4,403
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/19	1,000	1,128
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,486
Stockton, Unified School District, GO, AGM
5.000%, 07/01/22	1,220	1,465
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,504
University of California, Ser AF, RB
Callable 05/15/23 @ 100
5.000%, 05/15/24	6,000	7,330
University of California, Ser Q, RB
Callable 05/15/17 @ 101
5.250%, 05/15/23	180	194
University of California, Ser Q, RB
Pre-Refunded @ 101
5.250%, 05/15/17 (B)	3,820	4,113

		197,593

Colorado — 1.3%
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,109
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/19	2,500	2,883
Denver City and County, Airport Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/23 @ 100
5.500%, 11/15/27	10,000	11,775

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Denver City and County, Airport Revenue Authority, Sub-Ser B, RB
Callable 11/15/23 @ 100
5.250%, 11/15/26	$2,000	$2,384

		20,151

Connecticut — 0.6%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	3,857
Connecticut State, Ser E, GO
Callable 12/15/16 @ 100
5.000%, 12/15/17	830	869
Connecticut State, Special Tax Revenue State, Ser A, RB
Callable 08/01/25 @ 100
5.000%, 08/01/28	1,950	2,344
Connecticut State, Special Tax Revenue, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/34	2,500	2,895

		9,965

Delaware — 0.3%
Delaware State, Transportation Authority, RB
5.000%, 07/01/18	2,500	2,766
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	2,000	2,138

		4,904

District of Columbia — 0.3%
District of Columbia, Ser A, RB
Callable 01/04/16 @ 100
0.010%, 08/15/38 (A) (D)	955	955
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/23 @ 100
5.000%, 10/01/27	2,705	3,114

		4,069

Florida — 6.9%
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,899

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	$5,000	$5,144
Capital Trust Agency, Tuscan Gardens Community, RB
Callable 04/01/22 @ 103
7.000%, 04/01/35	1,205	1,211
Celebration Pointe, Community Development District No.1, RB
4.750%, 05/01/24	525	528
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
5.000%, 06/01/21	5,000	5,804
Citizens Property Insurance, Secured High Risk Account, Ser A-1, RB
5.000%, 06/01/19	2,775	3,114
Citizens Property Insurance, Ser A1, RB
Callable 12/01/24 @ 100
5.000%, 06/01/25	16,000	19,145
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/20	1,500	1,751
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/17	1,250	1,308
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	1,000	1,181
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	6,115
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	3,978
Florida State, Turnpike Enterprise, Department of Transportation, Ser C, RB
5.000%, 07/01/23	7,500	9,097
Hillsborough County, Revenue Capacity Assessment Authority, SAB, NATL
5.000%, 03/01/16 (C)	2,000	2,023
Hillsborough County, School Board Authority, COP, NATL
5.000%, 07/01/16	1,290	1,325
Jacksonville, Revenue Authority, RB
Callable 10/01/24 @ 100
5.000%, 10/01/27	4,265	5,037

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JEA, Electric System Revenue, Sub-Ser A, RB
Callable 10/01/23 @ 100
5.000%, 10/01/25	$1,500	$1,808
5.000%, 10/01/26	1,395	1,668
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,775
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/23	1,800	2,167
Miami Beach, Redevelopment Agency, RB
Callable 02/01/24 @ 100
5.000%, 02/01/30	2,500	2,820
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/25 @ 100
5.000%, 04/01/30	430	490
5.000%, 04/01/31	910	1,029
5.000%, 04/01/32	840	946
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,105
Miami-Dade County, School Board Foundation, Ser B, RB
Callable 05/01/25 @ 100
5.000%, 05/01/26	6,985	8,260
Miami-Dade County, School Board Foundation, Ser D, RB
Callable 11/01/24 @ 100
5.000%, 11/01/29	5,270	6,019
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/23 @ 100
5.500%, 10/01/27	1,330	1,584
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,454

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Palm Beach County, Health Facilities Authority, Sinai Residences Boca Raton Project, RB
6.250%, 06/01/23	$550	$623
6.000%, 06/01/21	650	713

		106,121

Georgia — 3.1%
Atlanta, Development Authority, Downtown Stadium Project, Ser A-1, RB
Callable 07/01/25 @ 100
5.250%, 07/01/40	1,380	1,597
5.250%, 07/01/44	2,120	2,442
5.000%, 07/01/32	2,595	2,980
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/19 (B)	6,950	8,246
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/23 @ 100
5.250%, 11/01/28	3,000	3,586
Burke County, Industrial Development Authority, Oglethorpe Power Corp. Project, Ser A, RB, AGM
0.405%, 01/01/24 (A)	3,075	2,929
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,588
Georgia State, Ser A-1, GO
5.000%, 02/01/24	5,000	6,194
Georgia State, Ser I, GO
5.000%, 07/01/21	4,115	4,913
Gwinnett County, School District, GO
Pre-Refunded @ 100
5.000%, 02/01/18 (B)	3,080	3,352
Henry County, Hospital Authority, Henry Hospital Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/26	1,650	1,923
5.000%, 07/01/27	1,390	1,604
Main Street Natural Gas, Ser A, RB
5.500%, 09/15/28	1,915	2,314
Marietta, Development Authority, Life University Project, RB
Callable 06/15/18 @ 100
6.250%, 06/15/20	745	784
Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/20	1,000	1,163

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Richmond County, Board of Education, GO
5.000%, 10/01/17	$1,600	$1,725

		48,340

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	750	830

Hawaii — 0.5%
Hawaii State, Ser EH, RB
5.000%, 08/01/20	4,500	5,243
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,803

		8,046

Idaho — 0.2%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/21	575	643
4.000%, 04/01/22	485	549
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/23	1,000	1,202
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/23	60	70
Nez Perce County, Industrial Pollution Control, Potlach Corp. Project, RB
Callable 01/04/16 @ 100
6.000%, 10/01/24	425	425

		2,889

Illinois — 6.0%
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/23 @ 100
5.500%, 01/01/27	2,000	2,313
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/25 @ 100
5.000%, 01/01/29	5,000	5,608

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/25 @ 100
5.000%, 01/01/30	$5,185	$5,916
Chicago, Airport Authority, O’Hare International Airport, Third Lien, Ser B, RB
5.000%, 01/01/17	2,500	2,617
Chicago, Metropolitan Water Reclamation District, Capital Improvements Project, Ser C, GO
5.000%, 12/01/16	480	502
Chicago, Neighborhoods Project, Ser 2002B, GO
Callable 01/01/25 @ 100
5.500%, 01/01/37	1,065	1,117
5.250%, 01/01/28	870	919
Chicago, Park District, Ser C, GO
Callable 01/01/24 @ 100
5.000%, 01/01/29	1,200	1,300
Chicago, Ser 2005D, GO
Callable 01/01/25 @ 100
5.500%, 01/01/37	850	891
Chicago, Water Revenue, Second Lien Project, RB
Callable 11/01/24 @ 100
5.000%, 11/01/29	1,000	1,097
5.000%, 11/01/34	1,500	1,613
Illinois State, Development Authority, Memorial Group Inc. Project, RB
Callable 11/01/23 @ 100
7.125%, 11/01/30	1,310	1,651
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/23 @ 100
5.000%, 06/01/26	6,410	7,523
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/25 @ 100
5.000%, 11/15/29	1,885	2,162
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,041
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/23 @ 100
5.500%, 07/01/28	1,000	1,151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/32	$1,100	$1,253
5.000%, 11/15/33	1,050	1,192
5.000%, 11/15/34	1,000	1,132
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/25 @ 100
5.000%, 11/15/34	2,000	2,264
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,125
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,090
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,600
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
5.500%, 06/01/23	12,325	14,379
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/23	2,095	2,508
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,146
Illinois State, Tax Revenue Authority, RB
Callable 06/15/23 @ 100
5.000%, 06/15/24	2,500	2,935
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/23 @ 100
5.000%, 01/01/31	3,035	3,428
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,529
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/32	1,250	1,417
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 12/01/18	2,500	2,781
Northern Illinois University, Auxiliary Project, RB, AGM
5.000%, 04/01/17	1,285	1,346

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
University of Illinois, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	$3,210	$3,625
University of Illinois, Ser A, RB
Callable 04/01/24 @ 100
5.000%, 04/01/28	2,035	2,330

		92,501

Indiana — 0.9%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/22 @ 100
5.000%, 02/01/29	1,000	1,114
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/25 @ 100
5.250%, 02/01/35	2,000	2,324
Indiana University, Student Fee Project, Ser S, RB
Pre-Refunded @ 100
5.000%, 08/01/18 (B)	2,000	2,211
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,834
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/25 @ 100
5.000%, 01/01/35	3,400	3,808

		13,291

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB
Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,764

Kansas — 0.7%
Kansas State, Department of Transportation, Ser B, RB
0.563%, 09/01/19 (A)	1,750	1,748
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/20	2,500	2,932

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/22 @ 100
5.000%, 11/15/29	$4,000	$4,549
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.000%, 09/01/27	1,415	1,414
Wyandotte County, Kansas City Unified Government, Vacation Village Project, Ser B, RB
6.070%, 06/01/21 (E)	870	641

		11,284

Kentucky — 0.5%
University of Kentucky, Ser D, RB
5.250%, 10/01/18	7,250	8,118

Louisiana — 2.3%
East Baton Rouge, Sewerage Commission, Ser B, RB
Callable 02/01/25 @ 100
5.000%, 02/01/27	1,000	1,191
Ernest N Morial-New Orleans, Exhibit Hall Authority, RB
Callable 07/15/22 @ 100
5.000%, 07/15/26	1,000	1,148
5.000%, 07/15/27	1,750	1,996
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGM
Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,072
Louisiana State, Public Facilities Authority, Pellets Incorporated Project, AMT, RB
7.000%, 07/01/24	1,410	1,416
Louisiana State, Ser A, RB
Callable 06/15/24 @ 100
5.000%, 06/15/25	2,000	2,433
5.000%, 06/15/30	1,500	1,754
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/19	1,000	1,127
5.000%, 07/01/22	1,000	1,188
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/20 @ 100
5.500%, 05/15/30	2,000	2,243

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/18 @ 100
5.500%, 05/15/28	$8,500	$9,119
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/25 @ 100
5.000%, 01/01/28	3,000	3,441
5.000%, 01/01/32	2,100	2,361
5.000%, 01/01/33	2,100	2,350

		35,839

Maryland — 2.2%
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	1,600	1,240
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,534
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	3,052
Maryland State, GO
5.000%, 03/01/18	3,000	3,279
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/22 @ 100
5.000%, 07/01/30	1,165	1,321
Maryland State, Health & Higher Educational Facilities Authority, Medical Center Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/33	1,340	1,487
5.000%, 07/01/34	1,065	1,181
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,502
Montgomery County, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/19 (B)	3,750	4,264
Montgomery County, Ser A, GO
Callable 11/01/24 @ 100
5.000%, 11/01/28	1,625	1,983
Montgomery County, Ser A, GO
5.000%, 11/01/23	7,000	8,655

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Westminster, Lutheran Millers Grant Project, RB
4.875%, 07/01/23	$810	$838
4.375%, 07/01/21	825	842
3.875%, 07/01/19	465	472

		34,650

Massachusetts — 2.9%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,314
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/22 @ 100
5.000%, 05/01/29	1,000	1,147
Massachusetts State, College Building Authority, Ser C, RB
4.000%, 05/01/18	3,075	3,302
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB
Callable 08/15/20 @ 100
5.000%, 08/15/28	1,500	1,694
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB
Callable 07/01/21 @ 100
5.000%, 07/01/26	2,000	2,329
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	3,141
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	5,000	5,609
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,971
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/22 @ 100
5.000%, 07/01/26	1,500	1,774
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/22 @ 100
5.000%, 08/15/28	1,110	1,313
5.000%, 08/15/30	6,400	7,573
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/25 @ 100
5.000%, 08/15/29	1,370	1,655

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	$3,000	$3,280
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/23	2,265	2,788
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/21	3,215	3,805

		44,695

Michigan — 2.9%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	1,200	1,294
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/22	5,000	5,774
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/24 @ 100
5.000%, 07/01/30	1,000	1,129
Michigan State, Finance Authority, Government Loan Project, Ser A, RB
5.000%, 05/01/20	5,000	5,688
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/23 @ 100
5.000%, 08/15/31	3,300	3,636
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/25 @ 100
5.000%, 11/15/33	2,755	3,060
Michigan State, Finance Authority, School District Project, RB
5.000%, 06/01/17	1,000	1,046
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 01/01/18 @ 100
5.000%, 01/01/22	1,250	1,356
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/18	3,400	3,759
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 07/01/18 @ 100
5.000%, 07/01/21	7,000	7,721
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,290

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/16	$2,500	$2,597
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL
Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,591
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/25 @ 100
5.000%, 12/01/30	1,300	1,489
5.000%, 12/01/31	1,800	2,056

		44,486

Minnesota — 1.8%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 11/15/18 (B)	3,250	3,750
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/22	200	238
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/24 @ 100
5.000%, 10/01/25	350	422
5.000%, 10/01/27	600	709
Minnesota State, Various Purposes, GO
5.000%, 08/01/20	1,945	2,275
Minnesota State, Various Purposes, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/27	2,000	2,351
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/22	5,000	6,086
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (A)	1,575	1,707
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (A)	1,535	1,773
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17 (C)	4,240	4,561
University of Minnesota, Ser A, RB
Callable 12/01/20 @ 100
5.250%, 12/01/28	1,370	1,614

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
University of Minnesota, Ser A, RB
5.000%, 12/01/17	$2,520	$2,733

		28,219

Mississippi — 0.4%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser A, RB
Callable 01/04/16 @ 100
0.010%, 11/01/35 (A)	200	200
Mississippi State, Business Finance Commission, Chevron USA Project, Ser C, RB
Callable 01/04/16 @ 100
0.010%, 12/01/30 (A)	405	405
Mississippi State, Business Finance Commission, Chevron USA Project, Ser D, RB
Callable 01/04/16 @ 100
0.010%, 11/01/35 (A)	240	240
Mississippi State, Business Finance Commission, Chevron USA Project, Ser F, RB
Callable 01/04/16 @ 100
0.010%, 12/01/30 (A)	1,500	1,500
Mississippi State, Business Finance Commission, Chevron USA Project, Ser G, RB
Callable 01/04/16 @ 100
0.010%, 11/01/35 (A)	2,100	2,100
Mississippi State, Business Finance Commission, Chevron USA Project, Ser I, RB
Callable 01/04/16 @ 100
0.010%, 11/01/35 (A)	1,000	1,000

		5,445

Missouri — 2.9%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Callable 09/01/21 @ 100
5.000%, 09/01/23	8,015	9,159
Missouri State, Board of Public Buildings, RB
5.000%, 10/01/18	1,705	1,898
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/27	2,295	2,609

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Missouri State, Environmental Improvement & Energy Resources Authority, RB
5.000%, 07/01/17	$1,475	$1,577
Missouri State, Health & Educational Facilities Authority, Ser A, RB
Callable 11/15/25 @ 100
5.000%, 11/15/34	3,000	3,386
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/24 @ 100
5.000%, 06/01/28	3,425	3,971
Missouri State, Highway & Transportation Commission, Second Lien, RB
Pre-Refunded @ 100
5.250%, 05/01/17 (B)	3,490	3,715
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/25 @ 100
5.000%, 01/01/29	2,000	2,311
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/27	1,850	2,163
5.000%, 01/01/28	1,400	1,625
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 12/01/26	5,135	6,117
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,870
University of Missouri, Ser A, RB
5.000%, 11/01/24	3,000	3,724

		45,125

Nebraska — 0.9%
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/29	2,000	2,279
Omaha, Public Power District, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/27	4,015	4,647

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Public Power Generation Agency, RB
Callable 01/01/25 @ 100
5.000%, 01/01/30	$5,500	$6,261

		13,187

Nevada — 0.5%
Clark County, Airport Authority, Las Vegas Mcarran International Project, RB
5.000%, 07/01/27	1,545	1,871
Clark County, Airport Authority, Ser C, RB, AGM
Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,132
Henderson, Local Improvement District No. T-18, SAB
Callable 03/01/16 @ 100
5.300%, 09/01/35	1,415	1,082
Nevada State, Unemployment Compensation Project, RB
5.000%, 06/01/17	1,565	1,666

		7,751

New Hampshire — 0.4%
New Hampshire State, Business Finance Authority, Ser A, RB, AMBAC
0.380%, 10/01/33 (A)	6,040	5,685

New Jersey — 3.9%
New Jersey State, Economic Development Authority, Balance Refunding School Project, RB
5.000%, 09/01/18	935	994
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/20	3,755	4,098
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,160	1,298
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
4.875%, 09/15/19	680	717
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,617

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/23 @ 100
5.000%, 03/01/28	$1,250	$1,321
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser AA, RB
Callable 06/15/19 @ 100
5.500%, 12/15/29	3,020	3,191
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 09/01/18 (C)	2,565	2,842
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/22	3,800	4,174
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/25 @ 100
5.250%, 06/15/31	4,750	5,069
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/25 @ 100
5.000%, 06/15/26	3,020	3,237
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	855	991
New Jersey State, Ser N, GO, NATL
5.500%, 07/15/18	5,000	5,536
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB
Callable 06/01/17 @ 100
4.500%, 06/01/23	2,400	2,435
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 06/01/17 @ 100
4.750%, 06/01/34	3,685	2,963
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/21	4,040	4,382
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/21 @ 100
5.500%, 06/15/31	3,270	3,498
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/21	4,000	4,645

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Rutgers University, Ser J, RB
Callable 05/01/23 @ 100
5.000%, 05/01/29	$6,000	$6,997

		60,005

New Mexico — 0.5%
New Mexico State, Hospital Equipment Loan Council, RB
Callable 08/01/25 @ 100
5.000%, 08/01/30	1,130	1,309
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser B, RB
0.813%, 02/01/19 (A)	1,865	1,863
New Mexico State, Municipal Energy, Ser B, RB
Callable 02/01/19 @ 100
0.913%, 11/01/39 (A)	5,000	4,970

		8,142

New York — 11.4%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	4,033
Build NYC Resource, Pratt Paper Incorporated Project, AMT, RB
3.750%, 01/01/20	900	933
Jefferson County, Industrial Development Agency, Black River Project, AMT, RB
5.250%, 01/01/24	370	360
4.750%, 01/01/20	265	261
Long Island, Power Authority, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/34	1,675	1,898
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 05/15/24 @ 100
5.000%, 11/15/28	3,000	3,491
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/23 @ 100
5.000%, 11/15/29	4,140	4,834
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 05/15/18 @ 100
5.000%, 11/15/27	1,850	2,020
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,310

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	$2,000	$2,087
Nassau County, Local Economic Assistance Corp., Catholic Health Services of Long Island Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/29	1,000	1,132
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM
Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,233
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 01/04/16 @ 100
6.500%, 12/01/28	3,500	3,517
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/20	5,000	5,761
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,866
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,084
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/22	1,115	1,253
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,141
New York City, Ser D, GO
5.000%, 08/01/16	3,250	3,351
New York City, Ser E, GO
5.000%, 08/01/18	2,000	2,209
5.000%, 08/01/20	4,555	5,313
5.000%, 08/01/23	1,315	1,598
New York City, Ser E, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	3,125	3,540
5.000%, 08/01/22	2,000	2,260
New York City, Ser F, GO
Callable 02/01/22 @ 100
5.000%, 08/01/28	2,500	2,914
New York City, Sub-Ser B1, GO
Callable 09/01/18 @ 100
5.250%, 09/01/25	4,520	4,997
New York City, Sub-Ser G-1, GO
Callable 04/01/22 @ 100
5.000%, 04/01/23	2,055	2,448

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York City, Sub-Ser I, GO
Callable 03/01/24 @ 100
5.000%, 03/01/25	$2,500	$3,026
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/20	1,250	1,464
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	2,932
5.000%, 02/01/24	2,250	2,632
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/22 @ 100
5.000%, 02/01/26	2,470	2,931
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/23 @ 100
5.000%, 05/01/28	2,500	2,979
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Callable 05/01/17 @ 100
5.000%, 11/01/18	950	1,009
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 05/01/17 (B)	1,865	1,980
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/21 @ 100
5.000%, 07/01/21	1,320	1,529
New York City, Water & Sewer System, Ser DD, RB
Callable 06/15/24 @ 100
5.000%, 06/15/29	1,500	1,779
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/18	2,530	2,782
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Callable 01/01/22 @ 100
5.000%, 07/01/23	610	728

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	$250	$296
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,444
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,801
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/25 @ 100
5.000%, 03/15/30	5,000	6,017
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/24 @ 100
5.000%, 02/15/25	2,500	3,061
New York State, Dormitory Authority, Ser A, RB
Callable 07/02/24 @ 100
5.250%, 01/01/34	925	1,014
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/22 @ 100
5.000%, 05/15/23	970	1,156
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	3,000	3,618
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,747
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/24 @ 100
5.150%, 11/15/34	3,335	3,470
New York State, Local Government Assistance, Sub-Ser A, RB
5.000%, 04/01/17	2,000	2,118
5.000%, 04/01/18	5,000	5,483
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	9,355	10,508
New York State, Thruway Authority, Ser A, RB
Callable 03/15/21 @ 100
5.000%, 03/15/25	6,750	7,887
New York State, Thruway Authority, Ser J, RB
Callable 01/01/24 @ 100
5.000%, 01/01/27	2,095	2,502

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Urban Development Authority, Personal Income Tax, Ser A, RB
5.000%, 03/15/19	$2,815	$3,164
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 12/15/16	2,000	2,096
5.000%, 03/15/20	1,875	2,166
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB
Callable 07/01/19 @ 100
4.625%, 07/01/22	1,000	1,061
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB
5.000%, 07/01/16	1,645	1,673
Triborough, Bridge & Tunnel Authority, Ser 2003B-2, RB
Callable 06/03/19 @ 100
0.513%, 01/01/33 (A)	5,000	4,933
Troy, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,689
Utility Debt Securitization Authority, RB
Callable 12/15/25 @ 100
5.000%, 12/15/33	1,810	2,167

		175,686

North Carolina — 0.9%
North Carolina State, Capital Improvement Project, Ser C, RB
Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,554
North Carolina State, Medical Care Commission, First Mortgage-Presbyterian Homes Project, RB
Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,403
North Carolina State, Public Improvement Project, Ser A, GO
Callable 05/01/20 @ 100
5.000%, 05/01/22	1,125	1,311
North Carolina State, Ser C, GO
5.000%, 05/01/22	5,000	6,059

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
University of North Carolina at Chapel Hill, RB
Callable 12/01/17 @ 100
5.000%, 12/01/31	$1,650	$1,780

		13,107

North Dakota — 0.1%
Williston, Housing Finance Authority, Eagle Crest Apartments Project, RB
6.250%, 09/01/23	1,060	1,013

Ohio — 1.9%
Columbus, Ser 1, GO
5.000%, 07/01/23	2,115	2,595
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,275
Kent State University, General Revenue Receipts, Ser B, RB, AGM
Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,791
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	2,977
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,057
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,692
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,145
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,065
Ohio State, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/23	1,000	1,164
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/23 @ 100
5.250%, 02/15/29	2,500	2,910

15	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/01/19 (B)	$3,595	$4,141

		28,812

Oklahoma — 0.2%
Tulsa, Airports Improvement Trust, AMT, RB
Callable 06/01/25 @ 100
5.000%, 06/01/35 (A)	2,550	2,813

Oregon — 0.7%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Pre-Refunded @ 100
5.250%, 04/01/19 (B)	3,000	3,407
Oregon State, Property Tax, Ser J, GO
Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,611
5.000%, 05/01/26	1,545	1,821
Oregon State, State Lottery, Ser C, RB
5.000%, 04/01/24	2,450	3,003

		10,842

Pennsylvania — 4.3%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,385	1,179
Allegheny County, Port Authority, RB
Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,527
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/22 @ 100
5.000%, 05/01/26	1,375	1,507
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,308
Butler County, Hospital Authority, Butler Health Systems Project, RB
Pre-Refunded @ 100
7.125%, 07/01/19 (B)	1,500	1,814
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,222

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/29	$725	$774
5.000%, 07/01/34	875	917
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB
Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,042
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,642
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/20	1,000	1,149
Montgomery County, Industrial Development Authority, Whitemarsh Continuing Care Project, RB
Callable 01/01/25 @ 100
5.000%, 01/01/30	630	635
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/25 @ 100
5.625%, 07/01/30	1,810	1,809
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/15/19 (B)	1,800	2,079
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 07/01/17 @ 100
5.000%, 01/01/22	3,935	4,202
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 01/01/18 @ 100
5.000%, 07/01/21	2,960	3,199
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,726
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	4,505
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	3,091

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19 (C)	$3,120	$3,565
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	5,508
Pennsylvania State, Philadelphia School District, Ser E, GO
5.000%, 09/01/18	1,785	1,956
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/17	1,000	1,079
Pennsylvania State, Turnpike Commission, Sub-Ser A-1, RB
Callable 12/01/24 @ 100
5.000%, 12/01/30	4,260	4,863
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/23 @ 100
5.000%, 09/01/25	2,840	3,358
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,279
5.000%, 09/15/28	2,610	2,917

		66,852

Puerto Rico — 0.1%
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/16 (B)	1,235	1,270

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/22	5,000	6,051

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/35	$3,035	$3,238

		9,289

South Carolina — 0.6%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/23 @ 100
5.000%, 12/01/27	2,500	2,954
Piedmont, Municipal Power Agency, Ser A, RB, NATL
6.500%, 01/01/16	800	804
Piedmont, Municipal Power Agency, Ser A, RB, NATL
6.500%, 01/01/16 (C)	1,020	1,025
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/24 @ 100
5.000%, 12/01/26	3,800	4,571

		9,354

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, RB
Callable 11/01/25 @ 100
5.000%, 11/01/27	830	971
5.000%, 11/01/28	900	1,047

		2,018

Tennessee — 1.0%
Memphis, Electric Systems Revenue Authority, Sub-Ser, RB
5.000%, 12/01/17	1,730	1,873
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,162
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/18	1,830	2,023
5.000%, 07/01/20	1,100	1,282
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/22	2,250	2,695

17	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/23 @ 100
5.000%, 05/15/29	$2,040	$2,397
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	1,180	1,367
Tennessee State, Ser A, GO
4.000%, 08/01/17	1,645	1,737

		15,536

Texas — 11.4%
Aldine, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,131
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/23 @ 100
5.000%, 09/01/24	5,000	5,961
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 01/01/32	1,350	1,508
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/24 @ 100
5.000%, 08/15/31	2,500	2,797
5.000%, 08/15/33	6,500	7,231
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/24 @ 100
5.000%, 08/15/27	1,050	1,239
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,395
Corpus Christi, Utility System Revenue, Refinance & Improvement Project, RB, AGM
Callable 07/15/16 @ 100
4.500%, 07/15/23	135	138
Corpus Christi, Utility System Revenue, Refinance & Improvement Project, RB, AGM
Pre-Refunded @ 100
4.500%, 07/15/16 (B)	1,865	1,913
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,834

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB
Callable 11/01/16 @ 100
5.000%, 11/01/23	$300	$313
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/23 @ 100
5.250%, 11/01/26	2,250	2,678
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/24 @ 100
5.000%, 02/15/31	2,445	2,862
El Paso, Water & Sewer Revenue, RB
Callable 03/01/24 @ 100
5.000%, 03/01/27	1,975	2,349
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/24 @ 100
5.000%, 11/15/28	2,500	2,880
Harris County, Houston Sports Authority, Ser A, RB
Callable 11/15/24 @ 100
5.000%, 11/15/29	2,325	2,666
5.000%, 11/15/30	3,310	3,774
Harris County, Metropolitan Transit Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	2,500	2,958
5.000%, 11/01/29	3,160	3,730
Houston, Public Improvement Project, Ser A, GO
Callable 03/01/18 @ 100
5.250%, 03/01/28	4,915	5,362
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/23 @ 100
5.000%, 11/15/28	2,610	3,086
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,544
Lower Colorado, River Authority, RB
Callable 05/15/25 @ 100
5.000%, 05/15/31	1,000	1,143
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/18	2,000	2,192

18	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lower Colorado, River Authority, Transmission Services Project, RB
Callable 05/15/18 @ 100
5.000%, 05/15/21	$2,000	$2,193
New Hope, Cultural Education Facilities, Collegiate Housing Tarleton State, RB
Callable 04/01/24 @ 100
5.000%, 04/01/29	500	532
North Central Texas, Health Facility Development Authority, Children’s Medical Center Dallas Project, RB
5.000%, 08/15/17	1,315	1,408
North East, Independent School District, School Building Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 08/01/17 (B)	5,000	5,355
North Texas, Municipal Water District, RB
5.000%, 09/01/22	5,000	6,044
North Texas, Thruway Authority, First Tier, Ser E3, RB
Pre-Refunded @ 100
5.750%, 01/01/38 (A) (B)	3,085	3,100
North Texas, Tollway Authority, RB
Callable 01/01/18 @ 100
6.000%, 01/01/24	30	33
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/25 @ 100
5.000%, 01/01/31	5,000	5,713
5.000%, 01/01/34	4,785	5,407
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/40	3,000	3,314
North Texas, Tollway Authority, Ser S, RB
Pre-Refunded @ 100
6.000%, 01/01/18 (B)	215	238
San Antonio, Public Service Board, RB
5.250%, 02/01/24	6,000	7,475
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,476
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/19	2,500	2,875
Texas State, GO
Callable 04/01/24 @ 100
5.000%, 10/01/27	4,285	5,156
5.000%, 04/01/29	3,000	3,571
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	12,275	14,991

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Texas State, Municipal Power Agency, RB, NATL
4.079%, 09/01/16 (C) (E)	$25	$25
Texas State, Private Activity Bond Surface Transportation Corp., Senior Lien, AMT, RB
Callable 09/01/23 @ 100
7.000%, 12/31/38	2,500	3,100
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser LBJ, RB
Callable 06/30/20 @ 100
7.500%, 06/30/33	1,750	2,138
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser NTE, RB
Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,656
Texas State, Transportation Commission Authority, First Tier, Ser A, RB
Pre-Refunded @ 100
5.000%, 04/01/16 (B)	3,000	3,048
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Pre-Refunded @ 100
5.000%, 04/01/17 (B)	1,600	1,693
Texas State, Transportation Commission State, Highway Fund, RB
5.000%, 10/01/26	1,905	2,404
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/23 @ 100
5.000%, 05/15/25	1,000	1,217
Trinity, River Authority LLC, Tarrant County Water Project, RB
5.000%, 02/01/25	7,705	9,438
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,109
University of Texas, Ser B, RB
Callable 07/01/24 @ 100
5.000%, 07/01/27	2,285	2,769

19	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
West Travis County, Public Utility Agency, RB
Callable 08/15/21 @ 100
5.000%, 08/15/22	$1,000	$1,147

		175,309

Utah — 0.2%
Utah State, Intermountain Power Agency, Sub-Ser A, RB
5.000%, 07/01/16	2,680	2,754

Virginia — 0.7%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,092
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 04/01/18	1,630	1,787
5.000%, 10/01/19	1,220	1,400
Virginia State, College Building Authority, 21st Century College & Equipment Program, RB
5.000%, 02/01/17	2,000	2,105
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,000	2,366
Virginia State, Ser B, GO
Pre-Refunded @ 100
5.000%, 06/01/18 (B)	2,000	2,202

		10,952

Washington — 3.2%
Energy Northwest, Ser C, RB
Callable 07/01/25 @ 100
5.000%, 07/01/31	1,500	1,783
King County, Sewer Revenue, Ser A, RB
Callable 01/01/23 @ 100
5.000%, 01/01/29	4,200	4,875
Port of Seattle, Ser A, RB
Callable 08/01/22 @ 100
5.000%, 08/01/28	2,500	2,888
Port of Seattle, Ser C, AMT, RB
Callable 10/01/24 @ 100
5.000%, 04/01/32	1,500	1,668

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Port of Seattle, AMT, GO
Callable 06/01/21 @ 100
5.250%, 12/01/21	$1,000	$1,181
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,155
Washington State, GO
5.000%, 07/01/23	5,000	6,092
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/25 @ 100
6.750%, 07/01/35	355	366
6.500%, 07/01/30	345	355
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/20	5,000	5,815
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/17	2,500	2,670
Washington State, Ser 2015-A-1, GO
Callable 08/01/24 @ 100
5.000%, 08/01/30	2,540	2,997
Washington State, Ser R-2015-C, GO
Callable 01/01/25 @ 100
5.000%, 07/01/32	7,710	9,062
Washington State, Ser R-2015E, GO
Callable 01/01/25 @ 100
5.000%, 07/01/31	2,730	3,218
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/19	3,000	3,406

		49,531

Wisconsin — 0.5%
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 08/15/34	1,155	1,280
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 12/01/29	1,650	1,904
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/22 @ 100
5.000%, 10/01/23	1,100	1,100

20	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Concluded)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wisconsin State, Public Finance Authority, Airport Facilities Project, AMT, RB
5.000%, 07/01/22	$1,490	$1,574
Wisconsin State, Public Finance Authority, AMT, RB
Callable 11/01/24 @ 100
5.250%, 04/01/30	2,095	2,159

		8,017

Total Municipal Bonds (Cost $1,447,825) ($ Thousands)		1,517,935

	Shares

CASH EQUIVALENT — 1.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.010%**†	15,150,743	15,151

Total Cash Equivalent (Cost $15,151) ($ Thousands)		15,151

Total Investments — 99.4% (Cost $1,462,976) ($ Thousands)††		$1,533,086

Percentages are based on a Net Assets of $1,541,609 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Security is escrowed to maturity.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

††	At November 30, 2015, the tax basis cost of the Fund’s investments was $1,462,811 ($ Thousands), and the unrealized appreciation and depreciation were $72,228 ($ Thousands) and $(1,953) ($ Thousands), respectively.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,517,935	$—	$1,517,935
Cash Equivalent	15,151	—	—	15,151

Total Investments in Securities	$15,151	$1,517,935	$—	$1,533,086

Amounts designated as “—” are $0.

For the period ended November 30, 2015, there were no transfers between levels.

The following is a summary of the transactions with affiliates for the period ended November 30, 2015 ($ Thousands):

	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 11/30/2015	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, CL A	$6,890	$88,334	$(80,073)	$15,151	$—

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

21	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.7%

Alabama — 1.1%
Alabama State, Special Care Facilities Financing Authority, Ser A1, RB
1.500%, 10/01/27 (A)	$4,090	$4,110
Alabama State, Special Care Facilities Financing Authority, Ser A2, RB
1.500%, 10/01/27 (A)	865	869
Chatom, Industrial Development Board Revenue Authority, Powersouth Energy Cooperative Project, Ser A, RB
Callable 05/15/16 @ 100
0.850%, 11/15/38 (A)	1,900	1,900
Chatom, Industrial Development Board Revenue Authority, RB
Callable 02/01/16 @ 100
0.600%, 08/01/37 (A)	6,000	6,000
Jefferson County, Ser C, GO
Callable 12/03/18 @ 102
4.900%, 04/01/21	1,170	1,248
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
1.625%, 07/15/34 (A)	2,000	2,011

		16,138

Arizona — 0.1%
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
0.700%, 09/01/45 (A)	1,000	1,000

California — 2.2%
Bay Area, Toll Authority, Ser B, RB
Callable 10/01/17 @ 100
1.500%, 04/01/47 (A)	1,000	1,007
California State, Communities Development Authority, Ser D, RB
0.450%, 07/01/41	5,425	5,425
California State, Communities Development Authority, Ser E, RB, AGM
0.450%, 07/01/40 (A)	2,000	2,000
California State, GO
Callable 06/01/16 @ 100
4.000%, 12/01/26 (A)	5,225	5,318

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, Municipal Finance Authority, Waste Management Inc Project, Ser A, RB
1.550%, 02/01/19	$1,850	$1,847
California State, Ser B, GO
Callable 11/01/16 @ 100
0.760%, 05/01/17 (A)	1,700	1,707
Contra Costa, Transportation Authority, RB
Callable 12/14/15 @ 100
0.499%, 03/01/34 (A)	1,000	1,000
Inland Valley, Development Agency, Ser C, TA
Pre-Refunded @ 100
4.500%, 03/01/41 (A) (B)	1,000	1,011
Los Angeles, Redevelopment Authority, Various Redevelopment Project Areas, Ser D, RB
5.000%, 09/01/16	1,060	1,095
Los Angeles, Regional Airports Improvement Authority, LAX International Airport Project, RB
0.350%, 12/01/15 (A) (C)	2,500	2,500
Sacramento, Redevelopment Agency Successor Agency, Sub-Ser A, RB
4.000%, 12/01/18	2,000	2,157
3.000%, 12/01/17	1,000	1,038
Sacramento, Redevelopment Agency Successor Agency, Sub-Ser B, RB
1.233%, 12/01/16	755	754
San Jose, Airport Revenue Authority, Ser A, AMT, RB, AMBAC
5.000%, 03/01/16	2,450	2,478
South San Francisco, Unified School District, Ser D, GO
0.000%, 05/15/17 (D)	2,550	2,519

		31,856

Colorado — 0.8%
Colorado State, Educational & Cultural Facilities Authority, Johnson & Wales University Project, Ser B, RB
5.000%, 04/01/16	1,000	1,015

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Colorado State, Educational & Cultural Facilities Authority, RB
3.000%, 08/15/16	$355	$361
Colorado-Northern, Infrastructure General Improvement District, GO, AGM
4.000%, 12/01/16	600	620
Denver City & County, Welton Project, RB
Callable 10/01/16 @ 100
0.650%, 04/01/17	2,000	1,994
E-470, Public Highway Authority, RB
Callable 03/01/17 @ 100
1.190%, 09/01/39 (A)	2,105	2,098
E-470, Public Highway Authority, Ser D1, RB, NATL
5.250%, 09/01/16	500	517
Regional Transportation District, Ser A, COP
5.000%, 06/01/16	3,500	3,582
3.000%, 06/01/16	1,600	1,622

		11,809

Connecticut — 0.9%
Bridgeport, Ser B, GO, AGM
4.000%, 10/01/16	1,390	1,429
Connecticut State, Health & Educational Facility Authority, RB
1.550%, 11/15/29 (A)	1,725	1,741
Connecticut State, Health & Educational Facility Authority, Ser X2, RB
0.900%, 07/01/37 (A)	5,000	4,999
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
1.650%, 11/15/17	1,100	1,104
Connecticut State, Housing Finance Authority, Ser A, RB
1.250%, 05/15/16	1,000	1,004

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Connecticut State, Ser A, GO
0.780%, 05/15/17 (A)	$3,000	$3,012

		13,289

Delaware — 0.1%
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/20	795	882
4.000%, 06/01/19	885	939

		1,821

District of Columbia — 1.0%
District of Columbia, American College Cardiology Project, RB
Callable 12/01/15 @ 100
0.110%, 06/01/40 (A) (C)	5,500	5,500
District of Columbia, Housing Finance Agency, Channing Phillips Project, RB
Callable 03/01/16 @ 100
0.550%, 09/01/17 (A)	2,000	1,999
District of Columbia, Income Tax Revenue Authority, Ser B, RB
0.610%, 12/01/15 (A)	2,860	2,860
District of Columbia, RB
Callable 12/01/15 @ 100
0.110%, 11/01/42 (A) (C)	4,000	4,000

		14,359

Florida — 4.3%
Central Florida, Expressway Authority, Senior Lien, BAN
Callable 01/01/18 @ 100
1.625%, 01/01/19	24,000	24,113
Davie, Educational Facilities Authority, Nova Southeastern University Project, Ser B, RB
4.000%, 04/01/16	775	784
Escambia County, Solid Waste Gulf Power Company Project, RB
1.400%, 04/01/39 (A)	5,000	5,000
Florida State, Housing Finance, Ser I, RB
Callable 03/01/16 @ 100
0.550%, 09/01/16	2,400	2,398

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Florida State, Municipal Loan Council, Design Building Finance Project, RB
1.750%, 08/15/16	$7,560	$7,594
Florida State, Municipal Loan Council, RB
4.000%, 05/01/17	1,000	1,043
Hillsborough County, Industrial Development Authority, Lee Moffitt Cancer Center Project, Ser A, RB
5.000%, 07/01/16	1,630	1,672
Jacksonville, Sales Tax Revenue Authority, RB
5.000%, 10/01/16	435	451
Johns County, School Board, COP
5.000%, 07/01/18	3,000	3,306
JPMorgan Chase PUTTERs/ DRIVERs Trust, Ser 3492Z, AMT, RB, AGM
Callable 10/01/18 @ 100
0.290%, 10/01/32 (A)	5	5
Lake County, School Board, Ser B, COP, AMBAC
Callable 06/01/16 @ 100
5.000%, 06/01/19	3,000	3,062
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
2.100%, 11/15/16	1,240	1,246
Miami-Dade County, School Board, Ser A, COP
Callable 05/01/16 @ 100
5.000%, 08/01/21 (A)	3,500	3,559
Okeechobee County, Waste Disposal Authority, Waste Management Landfil Project, RB
2.250%, 07/01/39 (A)	3,750	3,791
Sunrise, Public Facilities Revenue, Ser B, RB, NATL
0.870%, 10/01/16 (D) (E)	4,040	4,025

		62,049

Georgia — 2.1%
Appling County, Development Authority, Power Plant Company Plant Hatch Project, RB
Callable 12/01/15 @ 100
0.220%, 09/01/41 (A)	9,000	9,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Athens Housing Authority, Pinewoods Project, RB
Callable 04/01/16 @ 100
0.600%, 10/01/16	$2,500	$2,499
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/29 (A)	7,700	7,869
Georgia State, Ser G, GO
Callable 12/07/15 @ 100
0.410%, 12/01/26 (A)	3,000	2,990
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/49 (A)	2,500	2,529
Union City, Housing Authority, Providence Parkway Village Apartments, RB
Callable 12/22/15 @ 100
0.500%, 05/01/17 (A)	4,500	4,501

		29,388

Idaho — 0.2%
Idaho, Housing & Finance Association, Ser A, RB
Callable 12/02/15 @ 100
0.260%, 01/01/38 (A) (C)	2,700	2,700

Illinois — 8.4%
Bedford Park, Valorem Property Tax, Ser A, GO, AGM
3.000%, 12/15/16	1,410	1,443
Bolingbrook, GO, AGM
3.000%, 01/01/17	850	869
Chicago, Board of Education, Ser A, GO
Callable 09/01/16 @ 100
4.010%, 03/01/32 (A)	5,200	5,196
Chicago, Board of Education, Ser A2, GO
Callable 12/01/16 @ 100
0.760%, 03/01/35 (A)	3,000	2,854
Chicago, Board of Education, Ser C1, GO
Callable 01/04/16 @ 100
0.960%, 03/01/32 (A)	1,845	1,831
Chicago, Illinois Wastewater Transmission Revenue, Ser C-RMKT, RB
5.000%, 01/01/18	2,000	2,133

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chicago, Motor Fuel Tax Revenue, RB
5.000%, 01/01/16	$750	$752
Chicago, Neighborhoods Project, Ser 2002B, GO
5.000%, 01/01/20	1,800	1,897
Chicago, O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/19	1,000	1,107
Chicago, O’Hare International Airport, Ser B, RB
5.000%, 01/01/19	3,060	3,398
Chicago, O’Hare International Airport, Ser E, AMT, RB
5.000%, 01/01/16	2,000	2,008
Chicago, Park District, GO
4.000%, 01/01/17	1,250	1,285
4.000%, 01/01/18	1,000	1,046
Chicago, Park District, Ser B, GO
4.000%, 01/01/17	1,120	1,152
4.000%, 01/01/18	1,330	1,391
Chicago, Park District, Ser C, GO
4.000%, 01/01/18	1,500	1,569
Chicago, Park District, Ser D, GO
4.000%, 01/01/16	1,000	1,003
Chicago, Park District, Ser D, GO, NATL
Callable 01/01/16 @ 100
5.000%, 01/01/17	425	427
Chicago, Ser A, GO, AGM
Callable 01/04/16 @ 100
5.000%, 01/01/17	4,125	4,141
Chicago, Transit Authority, RB
5.000%, 06/01/18	230	249
Chicago, Transit Authority, Ser 2015-XM0053, RB
0.260%, 06/01/22 (A)	18,000	18,000
Chicago, Transit Authority, Ser A, RB, AMBAC
5.250%, 06/01/16	4,875	4,974
Chicago, Wastewater Transmission Revenue, RB
5.000%, 01/01/16	500	502
5.000%, 01/01/19	825	897
Chicago, Wastewater Transmission Revenue, Ser C-RMKT, RB
5.000%, 01/01/19	1,750	1,904
5.000%, 01/01/20	1,000	1,107
4.000%, 01/01/17	1,390	1,431

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chicago, Waterworks Revenue, RB
5.000%, 11/01/16	$570	$589
4.000%, 11/01/16	730	748
Cook County, Community High School District No. 228 Bremen, Ser B, GO
5.000%, 12/01/16	1,500	1,565
Cook County, High School District No. 209 Proviso Township, GO, AGM
5.000%, 12/01/15	1,500	1,500
Cook County, Ser A, GO
5.000%, 11/15/16	1,755	1,815
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
0.000%, 12/01/15 (D)	495	495
0.000%, 12/01/17 (D)	3,250	3,128
Illinois State, Finance Authority, RB
4.750%, 11/01/36 (A)	500	516
Illinois State, Finance Authority, Ser A, RB, AMBAC
Callable 06/01/16 @ 100
4.300%, 06/01/35 (A)	750	764
Illinois State, GO
5.000%, 08/01/17	2,280	2,394
4.000%, 02/01/17	1,750	1,802
4.000%, 07/01/18	1,000	1,040
3.000%, 02/01/17	5,000	5,092
Illinois State, GO, AGM
Callable 01/04/16 @ 100
5.000%, 09/01/17	2,000	2,007
Illinois State, Housing Development Authority, Meadow View Apartment Project, Ser A, RB
Callable 01/01/17 @ 100
1.200%, 11/01/19 (A)	1,500	1,500
Joliet, Ser A, GO
3.000%, 12/15/17	750	774
2.000%, 12/15/16	805	814
Kane County, School District No. 129 West Aurora, GO, AGM
5.000%, 02/01/16	3,775	3,803
5.000%, 02/01/17	5,105	5,346
5.000%, 02/01/18	4,840	5,217
McHenry & Lake Counties, Community High School District No. 156, Ser A, GO
2.000%, 02/01/16	2,655	2,661

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Railsplitter Tobacco Settlement Authority, RB
5.000%, 06/01/16	$2,000	$2,043
Romeoville Village, GO, AGM
4.000%, 12/30/15	255	256
Schaumburg, Park District, Ser A, GO
4.000%, 12/01/16	3,235	3,343
Tender Option Bond Trust Receipts, Ser 2015-XF0104, RB
0.310%, 02/15/17 (A)	5,000	5,000
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/16	1,350	1,399
Woodford Mclean Counties, Community Unit School Dist No. 11, GO, AGM
2.500%, 12/01/16	500	507

		120,684

Indiana — 1.6%
Hammond, Local Public Improvement Bond Bank, Ser 2015B, RB
Callable 12/22/15 @ 100
3.250%, 05/01/16	7,750	7,751
Indiana State, Finance Authority, RB
2.000%, 03/01/16	560	562
Indiana State, Finance Authority, Ser B, RB
4.900%, 01/01/16	1,000	1,004
Indiana State, Finance Authority, Ser C, RB
4.900%, 01/01/16	4,000	4,015
Indiana State, Health Facility Financing Authority, Sub-Ser, RB
Pre-Refunded @ 100
1.500%, 10/01/27 (A) (B)	440	442
Indiana State, Health Facility Financing Authority, Sub-Ser, RB
1.500%, 10/01/27 (A)	4,000	4,021
1.150%, 10/01/26 (A)	3,000	2,999
Jasper, Hospital Authority, Memorial Hospital & Health Care Center Project, RB
4.000%, 11/01/16	750	770
4.000%, 11/01/17	365	382

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Whiting, Environmental Facilities Revenue Authority, BP Products North America Project, RB
5.000%, 01/01/16	$500	$502

		22,448

Iowa — 0.7%
Randall, Bethany Manor Project, BAN
Callable 02/01/16 @ 100
1.250%, 08/01/16	9,500	9,503

Kansas — 0.8%
Olath, Health Facilities Revenue Authority, Ser B, RB
Callable 03/01/16 @ 100
2.000%, 09/01/37 (A)	4,000	4,012
Wichita, Ser 276, AMT, GO
Callable 04/15/16 @ 100
1.250%, 10/15/16	7,035	7,046

		11,058

Kentucky — 4.3%
Ashland, King’s Daughter Medical Center Project, Ser B, RB
5.000%, 02/01/17	1,060	1,103
Hazard, RB
1.000%, 12/01/16	11,000	11,033
Kentucky State, Asset Liability Commission, Liability Rate Project, Ser A, RB, NATL
0.620%, 11/01/17 (A)	680	676
Kentucky State, Economic Development Finance Authority, Republic Services Project, Ser B, RB
0.500%, 04/01/31 (A)	1,000	1,000
Kentucky State, Multi-Family Housing Centre Meadows Apartments Project, RB
Callable 12/22/15 @ 100
0.700%, 03/01/17	3,000	3,001
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Sub-Ser, BAN
3.000%, 07/01/17	1,750	1,811

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kentucky State, Public Transportation Infrastructure Authority, Sub-Ser, RB
5.000%, 07/01/17	$5,000	$5,303
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, RB
1.150%, 06/01/33 (A)	3,750	3,752
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, Ser A, RB
1.650%, 10/01/33 (A)	3,500	3,526
Pikeville, Educational Facilities Revenue Board, BAN
Callable 02/01/17 @ 100
3.000%, 08/01/17	4,000	4,063
Trimble, Pollution Control, Louisville Gas and Electric Project, Ser A, RB
1.050%, 09/01/26 (A)	10,750	10,709
Trimble, Pollution Control, Louisville Gas and Electric Project, AMT, RB
1.350%, 11/01/27 (A)	15,000	14,967

		60,944

Louisiana — 0.5%
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser B1, RB
2.200%, 10/01/40 (A)	4,000	4,056
Shreveport, Water & Sewer Revenue Authority, Ser A, RB, BAM
3.000%, 12/01/16	3,490	3,571

		7,627

Maryland — 0.3%
Maryland State, Community Development Administration, Ser I, RB
Callable 11/01/16 @ 100
1.020%, 05/01/17	3,200	3,198

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Maryland State, Housing & Community Development Administration, Ser B, RB
0.960%, 03/01/36 (A)	$1,550	$1,550

		4,748

Massachusetts — 1.9%
Brockton Area, Transit Authority, RAN
1.000%, 08/05/16	2,750	2,756
Cape Cod, Regional Transit Authority, RAN
1.000%, 07/30/16	5,000	5,011
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G2, RB, AGM
0.460%, 07/01/42 (A)	4,000	4,000
Massachusetts State, Housing Finance Agency, Ser A, RB
Callable 12/22/15 @ 100
0.650%, 12/01/16	2,200	2,200
Massachusetts State, Housing Finance Agency, Ser E, RB
Callable 12/22/15 @ 100
0.950%, 06/01/16	1,450	1,451
Massachusetts State, Ser A, GO
Callable 12/22/15 @ 100
0.490%, 02/01/16 (A)	2,000	2,000
Massachusetts State, Ser D-1, GO
Callable 02/01/16 @ 100
0.210%, 08/01/43 (A)	3,000	2,996
Massachusetts State, Ser D2, GO
Callable 02/01/17 @ 100
0.310%, 08/01/43 (A)	2,500	2,498
Southeastern Regional Transit Authority, RB
1.000%, 08/26/16	4,000	4,008

		26,920

Michigan — 5.4%
Chelsea, School District, GO
4.000%, 05/01/17	1,425	1,488
East Lansing, School District, GO
5.000%, 05/01/17	650	688
5.000%, 05/01/18	400	436

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Forest Hills, Public Schools, GO
5.000%, 05/01/18	$2,000	$2,181
5.000%, 05/01/19	1,425	1,599
4.000%, 05/01/16	2,600	2,638
4.000%, 05/01/17	2,150	2,244
Hartland Consolidated Schools, Ser B, GO
1.830%, 05/01/19	4,575	4,590
1.386%, 05/01/18	4,500	4,493
1.015%, 05/01/17	9,570	9,547
Howell, Public Schools, GO
4.000%, 05/01/16	1,120	1,136
Lake Orion Community School District, Ser B, GO
1.812%, 05/01/19	6,580	6,576
1.523%, 05/01/18	580	581
1.125%, 05/01/17	1,260	1,260
L’Anse Creuse, Public Schools, GO
5.000%, 05/01/18	725	791
Livonia, Public School District, GO, BAM
5.000%, 05/01/18	850	930
4.000%, 05/01/16	500	507
4.000%, 05/01/17	955	995
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB, AGM
5.000%, 07/01/18	2,275	2,476
Michigan State, Finance Authority, Senior Lien, Ser C6, RB
5.000%, 07/01/16	2,500	2,558
Michigan State, Hospital Finance Authority, Sub-Ser, RB
4.000%, 11/01/27 (A)	1,960	1,995
Reeths-Puffer Schools, Ser B, GO
1.552%, 05/01/18	2,000	2,000
1.143%, 05/01/17	1,800	1,794
Southgate Community, School District, GO, BAM
5.000%, 05/01/17	1,000	1,060
University of Michigan, Ser F, RB
Callable 01/04/16 @ 100
0.410%, 04/01/43 (A)	5,000	5,000
Waterford, School District, GO
2.000%, 09/22/16	15,000	15,124

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
West Bloomfield, School District, GO
4.000%, 05/01/18	$1,725	$1,838

		76,525

Minnesota — 0.5%
Minnesota State, Housing Finance Agency, Cathedral Hill Project, Ser A, RB
Callable 08/01/16 @ 100
0.800%, 02/01/17	2,500	2,502
Minnesota State. Higher Education Facilities Authority, St. Olaf College Project, Ser 8-G, RB
3.000%, 12/01/16	1,035	1,060
Northeast Metropolitan, Intermediate School District No. 916, Ser A, COP
2.000%, 02/01/16	610	612
Pipestone County, Medical Center Revenue Authority, BAN
Callable 11/01/16 @ 100
0.850%, 05/01/17	3,000	3,001

		7,175

Mississippi — 1.1%
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB
Callable 05/01/16 @ 100
0.400%, 05/01/37 (A)	2,000	1,999
Mississippi State, Business Finance, Power Project, RB
1.625%, 12/01/40 (A)	2,000	2,010
Mississippi State, Business Finance, Waste Management Incorporated Project, RB
1.000%, 07/01/17	5,885	5,889
Mississippi State, Development Bank, Jackson Public School District Project, RB
5.000%, 04/01/18	595	647
5.000%, 04/01/19	1,650	1,841
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Health System Project, Ser A, RB
5.000%, 08/15/16	2,000	2,056

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
Callable 12/01/15 @ 100
0.230%, 10/01/17 (A) (C)	$1,500	$1,500

		15,942

Missouri — 0.5%
Missouri State, Health & Educational Facilities Authority, RB
3.000%, 10/01/16	315	321
Northwest Missouri State University, Housing System Project, RB
1.250%, 06/01/16	1,425	1,430
Springfield, Public Utility Revenue, RB
5.000%, 08/01/16	5,000	5,159

		6,910

Montana — 1.4%
Livingston, Livingston Healthcare Project, RAN
2.000%, 12/01/15	6,000	6,000
Livingston, RB
1.000%, 12/01/16	14,000	14,048

		20,048

Nebraska — 0.0%
Nebraska State, Public Power District, RB
4.000%, 01/01/18	575	612

Nevada — 0.5%
Clark County, Airport Revenue Authority, RB
0.310%, 01/01/36 (A)	5,540	5,540
Clark County, Department of Aviation, Ser A1, AMT, RB
5.000%, 07/01/16	1,800	1,846

		7,386

New Jersey — 14.2%
Allamuchy Township, GO
1.000%, 10/14/16	4,285	4,292

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Barnegat Township, GO
1.000%, 09/23/16	$5,273	$5,276
Berkeley Heights Township, GO
1.000%, 10/07/16	6,770	6,786
Bloomfield Township Parking Authority, Guaranteed Parking Project, RB
1.500%, 11/04/16	3,140	3,148
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/17	1,000	1,044
Ewing Township, BAN
1.000%, 07/15/16	12,435	12,448
Freehold, Ser A, GO
0.900%, 12/04/15	8,925	8,925
Hackensack, GO
1.500%, 11/09/16	2,639	2,659
Hudson County, GO
4.000%, 07/15/16	1,145	1,171
Jersey City, GO
1.000%, 12/11/15	7,161	7,162
Kearny, BAN
1.000%, 02/05/16	11,563	11,571
Lyndhurst Township, BAN
1.000%, 02/11/16	3,181	3,183
Middletown Township, GO
1.000%, 11/10/16	8,801	8,817
Millstone Township, GO
1.000%, 09/16/16	3,658	3,665
Millstone, BAN
0.900%, 02/18/16	7,947	7,953
Mount Holly Township, School District, Ser A, GO
1.000%, 07/27/16	3,000	3,006
Mount Holly Township, Ser A, GO
1.250%, 11/15/16	5,000	5,019
New Jersey State, Building Authority, BAN
Callable 12/28/15 @ 100
3.000%, 06/15/16	7,000	7,016
New Jersey State, Economic Development Authority, RB
5.000%, 06/15/16	1,750	1,783
New Jersey State, Economic Development Authority, RB
Callable 08/01/16 @ 100
0.740%, 02/01/17 (A)	2,000	1,979
New Jersey State, Economic Development Authority, Ser KK, RB
5.000%, 03/01/16 (E)	420	425

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Jersey State, Educational Facilities Authority, RB
5.000%, 06/01/16	$2,350	$2,397
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, RB
4.000%, 01/01/16	2,000	2,006
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/16	2,050	2,134
New Jersey State, Housing & Mortgage Finance Agency, Downtown Plaza Apartments Project, Ser M, RB
Callable 05/01/16 @ 100
0.650%, 08/01/17 (A)	3,950	3,950
New Jersey State, Housing & Mortgage Finance Agency, Heritage Village Ocean Project, Ser G, RB
Callable 05/01/16 @ 100
0.700%, 05/01/17 (A)	1,500	1,501
New Jersey State, Housing & Mortgage Finance Agency, NCC Manor Project, Ser K, RB
Callable 08/01/17 @ 100
1.050%, 02/01/18 (A)	3,000	2,999
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
0.850%, 05/01/17	5,000	5,000
New Jersey State, Transportation Trust Fund Authority, RB, XLCA
5.000%, 12/15/17	1,200	1,268
New Jersey State, Turnpike Authority, Ser C, RB, NATL
6.500%, 01/01/16 (E)	530	533
New Jersey State, Turnpike Authority, Ser E, RB
Callable 07/01/16 @ 100
0.630%, 01/01/23 (A)	3,000	2,997
Newark, Housing Authority, RB, AGM
4.500%, 12/01/18	410	428
Newark, Ser A, GO
Callable 12/22/15 @ 100
1.750%, 02/19/16	4,000	4,001
Newark, Ser D, GO
1.750%, 12/08/15	2,500	2,501
Newark, Ser F, GO
1.750%, 12/08/15	2,583	2,584

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ocean Township, Board of Education, GO
2.000%, 03/01/17	$294	$300
Palmyra, Ser C, GO
0.900%, 12/07/15	1,552	1,552
Pemberton, Ser A, GO
0.900%, 01/20/16	4,500	4,502
Pequannock Township, GO
1.000%, 10/21/16	7,625	7,637
RIB Floater Trust, Ser 14WE, RB
0.140%, 07/03/17 (A) (C)	5,000	5,000
Roselle, GO
1.500%, 05/03/16	8,117	8,144
1.000%, 03/09/16	9,306	9,318
1.000%, 09/22/16	5,607	5,612
South Orange Village Township, BAN
2.000%, 08/26/16	3,530	3,561
Sussex County, Municipal Utilities Authority, RB
2.000%, 12/01/16	1,920	1,945
Trenton, GO, BAM
2.000%, 12/01/16	1,000	1,010
West Deptford Township, GO
1.000%, 04/15/16	3,422	3,427
West Milford Township, GO
1.000%, 02/01/16	1,961	1,961
Wood-Ridge School District, GO
1.000%, 11/04/16	7,000	7,015

		202,611

New Mexico — 0.5%
Farmington, Electric Company Project, RB
1.875%, 06/01/32 (A)	1,500	1,514
New Mexico State, Municipal Energy Acquisition Authority, Ser B, RB
0.683%, 08/01/17 (A)	5,000	5,017

		6,531

New York — 14.9%
Binghamton, City School District, Ser A, BAN
1.000%, 07/29/16	4,000	4,006
Board of Cooperative Educational Services for the Sole Supervisory District, RB
0.900%, 07/25/16	24,000	24,010

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.000%, 11/01/31 (A)	$2,500	$2,503
0.900%, 11/01/31 (A)	2,500	2,503
Chemung County, GO
1.000%, 10/14/16	3,588	3,595
Dunkirk, BAN
Callable 01/04/16 @ 100
0.750%, 03/24/16	13,150	13,151
Fulton City, School District, BAN
1.000%, 06/30/16	8,450	8,468
1.000%, 07/15/16	4,250	4,259
Geneseo, BAN
2.000%, 08/12/16	1,183	1,191
Greater Southern Tier Board of Cooperative Educational Services District, RB
0.900%, 06/30/16	33,500	33,525
Hamburg, Ser A, GO
2.000%, 07/07/16	3,525	3,550
Kingston, BAN
1.250%, 03/24/16	1,645	1,649
1.000%, 11/10/16	5,987	6,000
Lawrence Union Free School District, GO
1.250%, 06/24/16	8,800	8,810
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/17	2,780	2,901
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 01/04/16 @ 100
0.280%, 11/15/41 (A)	2,000	1,994
Metropolitan New York, Transportation Authority, Ser D2, RB
Callable 08/15/19 @ 100
4.000%, 11/15/34 (A)	3,000	3,274
Metropolitan New York, Transportation Authority, Sub-Ser D-2, RB
Callable 05/15/17 @ 100
0.370%, 11/15/44 (A)	4,000	3,970
Metropolitan Transportation Authority, Sub-Ser G-1, RB
Callable 05/01/19 @ 100
0.429%, 11/01/32 (A)	900	882

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mount Vernon City, School District, GO
1.000%, 08/19/16	$4,600	$4,607
New York City, Housing Development Authority, Ser B1B, RB
Callable 01/04/16 @ 100
1.100%, 11/01/16	3,655	3,657
New York City, Housing Development Authority, Ser F, RB, GNMA/FNMA/FHLMC
Callable 01/04/16 @ 100
0.950%, 05/01/16	3,535	3,536
New York City, Ser C4, GO, AGM
0.450%, 10/01/27 (A)	350	350
New York City, Ser J, GO, AGM
0.460%, 06/01/36 (A)	2,425	2,425
New York City, Ser J8, GO
Callable 01/04/16 @ 100
0.390%, 08/01/21 (A)	4,050	4,049
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser A3, RB
Callable 12/01/15 @ 100
0.270%, 08/01/23 (A)	5,000	5,000
New York State, Energy Research & Development Authority, Keyspan Generation Project, Ser A, RB, AMBAC
0.100%, 10/01/28 (A)	1,100	1,100
New York State, Housing Finance Agency, Affordable Housing Project, Ser E, RB
1.050%, 05/01/16	1,000	1,003
Newburgh, BAN
1.000%, 07/22/16	2,900	2,904
Owego Apalachin, Central School District, BAN
1.000%, 06/20/16	9,400	9,417
Rockland County, Ser A, GO, AGM
5.000%, 03/01/16	2,000	2,023
5.000%, 03/01/17	1,375	1,448
Saltaire, Ser A, GO
2.000%, 11/17/16	1,850	1,869
Schenectady City, School District, BAN
2.000%, 07/08/16	20,000	20,196
Schoharie County Central School District, GO
1.500%, 11/10/16	1,745	1,756
Schoharie County, GO
1.000%, 11/11/16	13,500	13,522

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Suffolk County, Ser I, GO
2.000%, 09/30/16	$2,000	$2,021
1.500%, 09/30/16	1,500	1,510
Troy, Capital Resource, RB
1.500%, 08/01/16	1,000	1,005

		213,639

North Carolina — 0.2%
Greensboro, Housing Authority, Claremont Courts Project, RB
Callable 11/01/16 @ 100
0.950%, 11/01/17 (A)	3,000	3,001

Ohio — 3.3%
American Municipal Power, Electrical Systems Improvement Newton Fall Project, BAN
1.100%, 06/24/16	1,795	1,795
American Municipal Power, RB
1.000%, 10/21/16	4,500	4,508
Cleveland, Department of Public Utilities Division of Water, Ser Z, RB
3.000%, 01/01/17	6,000	6,164
Crawford County, RB
Callable 05/01/17 @ 100
1.430%, 11/01/17	12,325	12,304
Defiance, Sewage System, GO
2.000%, 09/22/16	1,145	1,156
Hamilton County, Childrens Hospital Project, RB
5.000%, 05/15/18	450	494
4.000%, 05/15/17	785	822
Lancaster, Port Authority, RB
0.713%, 08/01/18 (A)	1,335	1,330
0.563%, 02/01/17 (A)	3,000	2,996
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/16	625	637
3.000%, 11/15/17	555	571
Newark, GO
1.500%, 05/20/16	2,000	2,006
Ohio State, Air Quality Development Authority, Ser 2005, RB
3.125%, 01/01/34 (A)	4,000	4,034

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB
Callable 09/01/18 @ 100
2.250%, 09/01/33 (A)	$1,500	$1,527
Ohio State, Higher Educational Facility Commission, University Hospital Project, RB
Callable 12/01/15 @ 100
0.320%, 01/15/33 (A)	2,500	2,500
Ohio State, Housing Finance Agency, Multi-Family Cutter Apartment Project, Ser A, RB
Callable 07/01/16 @ 100
0.750%, 01/01/17	1,200	1,201
Ohio State, Water Development Authority, Waste Management Project, RB
2.250%, 07/01/21 (A)	3,450	3,487

		47,532

Oklahoma — 0.3%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/17	1,065	1,107
Cleveland County, Justice Authority, Detention Facility Project, RB
3.000%, 03/01/17	900	925
Cushing, Educational Facilities Authority, Cushing Public Schools Project, RB
3.000%, 09/01/16	1,000	1,019

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tulsa Airports, Improvement Trust, Ser B, AMT, RB, BAM
4.000%, 06/01/17	$1,090	$1,132
3.000%, 06/01/16	700	707

		4,890

Oregon — 0.3%
Oregon State, AMT, RB
Callable 01/04/16 @ 100
0.220%, 12/01/25 (A) (C)	4,400	4,400

Pennsylvania — 3.6%
Bermudian Springs, School District, GO
Callable 01/04/16 @ 100
0.863%, 05/01/23 (A)	2,200	2,201
Chester County, Industrial Development Authority, University Student Housing Project, RB
Callable 08/01/16 @ 100
0.650%, 02/01/17	2,000	1,997
Clarion County, Industrial Development Authority, BAN
Callable 01/04/16 @ 100
1.050%, 05/01/16	1,000	1,000
Cumberland County, Municipal Authority, RB
4.000%, 01/01/18	500	523
4.000%, 01/01/19	535	566
3.000%, 01/01/17	400	407
Hempfield Area, School District, GO
4.000%, 10/15/17	900	950
JPMorgan Chase PUTTERs/ DRIVERs Trust, Ser 3779Z, RB
0.310%, 11/01/17 (A)	500	500
Lancaster, Industrial Development Authority, Garden Spot Village Project, RB
5.000%, 05/01/16	300	304
Luzerne County, Ser B, GO
5.000%, 05/15/16	2,870	2,924
Penn Hills, School District, GO, BAM
3.000%, 10/01/16	1,145	1,162
3.000%, 10/01/17	1,000	1,024

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pennsylvania State, Department of General Services, COP, AGM
4.000%, 05/01/16	$1,000	$1,014
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, AMT, RB
0.550%, 08/01/45 (A)	3,000	3,000
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
1.500%, 11/01/21 (A)	3,000	3,006
Pennsylvania State, Economic Development Financing Authority, AMT, RB
0.600%, 06/01/44 (A)	3,000	3,000
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/22	5,000	5,135
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
1.750%, 12/01/33 (A)	3,000	3,000
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program Mount Aloyius Project, RB
0.850%, 11/01/41 (A)	1,140	1,140
Pennsylvania State, Higher Educational Facilties Authority, Independent Colleges Project, Ser I3, Cl RB, RB
1.200%, 11/01/31 (A)	2,725	2,721
Pennsylvania State, Public School Building Authority, Philadelphia School District Project, RB
5.000%, 04/01/16	2,000	2,031
5.000%, 04/01/17	1,500	1,581
Pennsylvania State, Turnpike Commission, Ser B1, RB
Callable 06/01/17 @ 100
0.460%, 12/01/17 (A)	4,000	3,983
Philadelphia, Gas Works, RB
4.000%, 08/01/17	2,000	2,101

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Southcentral, General Authority, Hanover Hospital Project, RB
4.000%, 12/01/15	$1,160	$1,160
Upper Darby, GO, AGM
Callable 04/01/16 @ 100
2.250%, 10/01/17	310	311
Upper Darby, School District, GO
2.000%, 05/01/16	500	503
Wilkes-Barre, GO, BAM
1.125%, 11/15/16	2,885	2,894
York County, GO
Callable 12/01/16 @ 100
0.466%, 06/01/33 (A)	1,945	1,938

		52,076

Puerto Rico — 2.6%
Deutsche Bank SPEARs/LIFERs Trust, RB, AMBAC
Callable 12/01/15 @ 100
0.540%, 08/01/54 (A)	12,585	12,585
Deutsche Bank SPEARs/LIFERs Trust, RB, NATL
0.540%, 08/01/41 (A)	10,335	10,335
0.540%, 08/01/42 (A)	9,615	9,615
Puerto Rico Commonwealth, Government Development Bank, RB, NATL
4.750%, 12/01/15	4,000	4,000
Puerto Rico Commonwealth, Highways & Transportation Authority, Ser Z, RB, AGM
6.250%, 07/01/16	975	997

		37,532

Rhode Island — 1.0%
Providence, Redevelopment Agency, Public Safety Building Project, Ser A, RB
2.000%, 04/01/16	2,360	2,369
Rhode Island State, Health & Educational Building Authority, RB
4.000%, 05/15/16	1,000	1,015
4.000%, 05/15/17	1,650	1,717
4.000%, 11/01/17	500	528
2.000%, 11/01/16	1,000	1,012
Rhode Island State, Health & Educational Building Authority, RB, AGM
3.000%, 05/15/18	4,000	4,165

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Rhode Island State, Housing & Mortgage Finance, RB
Callable 04/01/18 @ 100
0.710%, 10/01/45 (A)	$2,000	$1,998
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/16	900	940
Tobacco Settlement Financing, Ser A, RB
3.000%, 06/01/16	895	907

		14,651

South Carolina — 0.3%
SCAGO, Educational Facilities for Pickens School District, RB
5.000%, 12/01/16	1,000	1,045
SCAGO, Educational Facilities for Sumter County, School 17, RB
5.000%, 12/01/18	1,695	1,858
4.000%, 12/01/17	1,130	1,187

		4,090

South Dakota — 0.7%
Puttable Floating Option Tax-Exempt Receipts, GO
Callable 01/04/16 @ 100
0.650%, 12/01/22 (A)	8,255	8,255
South Dakota State, Health & Educational Facilities Authority, Ser B, RB
3.000%, 11/01/17	500	519
3.000%, 11/01/18	500	526

		9,300

Tennessee — 0.5%
Memphis-Shelby County, Industrial Development Board, Boys & Girls Club Project, Ser A, RB
Callable 12/01/15 @ 100
0.110%, 01/01/28 (A) (C)	4,530	4,530
Tennessee State, Energy Acquisition Authority, Ser A, RB
5.000%, 09/01/16	860	887

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/18	$2,000	$2,146

		7,563

Texas — 13.7%
Alamito, Public Facilities, HACEP RAD Conversion Program Project, RB
Callable 04/01/17 @ 100
1.000%, 10/01/18 (A)	3,800	3,806
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
0.650%, 02/15/39 (A)	6,000	6,006
Austin, SAB
2.663%, 12/01/15 (D)	3,090	3,090
Central Texas, Regional Mobility Authority, Ser B, RB
Callable 12/15/15 @ 100
3.000%, 01/01/45 (A)	500	501
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.350%, 02/15/38 (A)	10,000	10,010
Cypress-Fairbanks, Independent School District, Ser B-2, GO, PSF-GTD
3.000%, 02/15/40 (A)	3,300	3,413
Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/16	1,000	1,042
5.000%, 11/01/17	2,000	2,156
Del Rio, GO, BAM
4.000%, 06/01/17	980	1,024
4.000%, 06/01/18	440	470
3.000%, 06/01/16	845	855
Dickinson, Independent School District, GO, PSF-GTD
1.050%, 08/01/37 (A)	2,000	2,002
Gulf Coast, Waste Disposal Authority, Bayport Area System Project, RB, AGM
4.000%, 10/01/16	400	411
Harris County-Houston, Sports Authority, Ser C, RB
4.000%, 11/15/17	545	574
3.000%, 11/15/16	1,105	1,128
Houston, Independent School District, Ser A1, RB, PSF-GTD
3.000%, 06/01/39 (A)	5,000	5,065

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Houston, Independent School District, Ser A2, GO, PSF-GTD
4.000%, 06/01/39 (A)	$14,250	$14,901
Lamar, Consolidated Independent School District, School Improvements Project, Ser A, RB
2.000%, 08/15/47	5,000	5,054
Love Field, Airport Modernization, Southwest Airlines Project, AMT, RB
5.000%, 11/01/18	2,200	2,404
NCCD-Cain Hall Redevelopment I LLC, RB
1.500%, 06/01/16	15,000	15,000
North East, Independent School District, Ser B, GO, PSF-GTD
2.000%, 08/01/42 (A)	26,775	27,049
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/18	500	542
Northside, Independent School District, GO, PSF-GTD
1.650%, 08/01/45 (A)	3,250	3,280
Port of Arthur, Navigation District, Motiva Enterprises Project, RB
Callable 12/01/15 @ 200
0.180%, 11/01/40 (A)	4,300	4,300
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser A, RB
Callable 12/01/15 @ 100
0.180%, 12/01/39 (A)	7,300	7,300
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB
Callable 12/01/15 @ 200
0.180%, 12/01/39 (A)	4,100	4,100
0.180%, 04/01/40 (A)	5,600	5,600
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB
Callable 12/01/15 @ 200
0.180%, 12/01/39 (A)	11,100	11,100
0.180%, 06/01/40 (A)	1,780	1,780
Port of Arthur, Navigation District, Ser A, RB
Callable 12/01/15 @ 100
0.170%, 04/01/40 (A)	10,100	10,100
Public Service Board of San Antonio, Ser Junior B-REM, RB
1.750%, 12/01/27 (A)	3,000	3,028

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Round Rock, Independent School District, GO, PSF-GTD
1.500%, 08/01/40 (A)	$5,000	$5,034
San Antonio, Public Service Board, RB
2.000%, 12/01/27 (A)	10,500	10,644
San Antonio, Water System Revenue Authority, RB
0.690%, 05/01/43 (A)	3,150	3,150
Sienna, Plantation Levee Improvement District, GO, BAM
3.000%, 09/01/16	500	509
Starr County, GO, AMBAC
Callable 01/04/16 @ 100
4.000%, 08/15/17	500	501
Tarrant County, Cultural Education Facilities Finance, Hendrick Medical Center Project, RB
4.000%, 09/01/16	440	450
Tarrant County, Cultural Education Facilities Finance, Ser 2974, RB
Callable 11/15/18 @ 100
0.210%, 11/15/29 (A)	1,700	1,700
Tarrant County, Housing Finance, RB
Callable 12/22/15 @ 100
0.600%, 10/01/16	1,650	1,649
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser Senior LIEN-SR, RB
5.000%, 12/15/16	1,805	1,884
Texas State, Municipal Gas Acquisition & Supply II, RB
0.480%, 09/15/17 (A)	505	505
Texas State, Public Finance Authority, Revenue Refunding Assessment Unemployment, RB
4.000%, 07/01/17	3,000	3,113
Texas State, Transportation Commission, Ser B, RB
Callable 12/01/15 @ 100
0.230%, 04/01/26 (A)	6,500	6,500
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/17	580	593
2.000%, 10/01/16	575	579

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Williamson County, GO
1.450%, 08/15/34 (A)	$2,000	$2,008

		195,910

Vermont — 0.1%
Burlington, Airport Revenue, Ser B, AMT, RB
3.500%, 07/01/18	1,795	1,818

Virginia — 0.3%
Caroline County, Industrial Development Authority, BAN
Callable 01/04/16 @ 100
4.000%, 08/01/16	1,805	1,808
Fredericksburg, Economic Development Authority, Mary Washington Health Care Project, RB
Callable 08/01/16 @ 100
1.910%, 08/01/38 (A)	1,000	1,009
Henrico County, Economic Development Authority, Bon Secours Health Systems Project, RB
4.000%, 11/01/16	1,250	1,287

		4,104

Washington — 1.2%
Bellingham, Water & Sewer Revenue, RB
0.210%, 08/01/19 (A)	450	450
Energy Northwest, Wind Project, RB
5.000%, 07/01/16	750	770
5.000%, 07/01/17	750	799
Port of Seattle, AMT, RB
4.000%, 06/01/16	500	509
Tender Option Bond Trust Receipts, Ser 2015-XF0042, RB
Callable 11/01/19 @ 100
0.310%, 11/01/24 (A)	8,705	8,705
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/15/16	200	209
5.000%, 11/15/17	500	539
5.000%, 11/15/18	655	727

15	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Washington State, Housing Finance Commission, Market St. Apartment Project, Ser A, RB
Callable 12/22/15 @ 100
0.550%, 06/01/16	$4,000	$4,000

		16,708

West Virginia — 0.8%
Fayette County, Ser R, AMT, RB
Callable 01/04/16 @ 100
0.220%, 05/01/18 (A) (C)	11,100	11,100

Wisconsin — 0.5%
Edgerton, Ser B, RB
Callable 06/01/16 @ 100
1.750%, 06/01/17	2,000	2,010
Merrill Area, Public School District, RB
2.000%, 09/16/16	3,000	3,028
Oak Creek, Ser C, GO
Callable 09/01/17 @ 100
2.125%, 09/01/18	1,500	1,517
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser A, RB
5.000%, 07/15/16	400	410

		6,965

Total Municipal Bonds (Cost $1,426,427) ($ Thousands)		1,427,360

	Shares
CASH EQUIVALENT — 0.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.010%**†	5,807,727	5,808

Total Cash Equivalent (Cost $5,808) ($ Thousands)		5,808

Total Investments — 100.1% (Cost $1,432,235) ($ Thousands)††		$1,433,168

Percentages are based on a Net Assets of $1,432,287 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Zero coupon security. The rate shown on the Schedule Of Investments represents the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Company

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Concluded)

November 30, 2015

††	At November 30, 2015, the tax basis cost of the Fund’s investments was $1,432,218 ($ Thousands), and the unrealized appreciation and depreciation were $1,824 ($ Thousands) and $(874) ($ Thousands), respectively.

The following is a list of the level of inputs used as of November 30, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,427,360	$—	$1,427,360
Cash Equivalent	5,808	—	—	5,808

Total Investments in Securities	$5,808	$1,427,360	$—	$1,433,168

Amounts designated as “—” are $0.

For the period ended November 30, 2015, there were no transfers between levels.

The following is a summary of the transactions with affiliates for the period ended November 30, 2015 ($ Thousands):

	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 11/30/2015	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, CL A	$1,235	$161,019	$(156,446)	$5,808	$—

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

17	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.0%

California — 98.0%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,562
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/22	1,430	1,727
5.000%, 10/01/23	2,160	2,629
Burbank, Redevelopment Agency Successor Agency, RB, BAM
5.000%, 12/01/23	625	761
California State, Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/21	500	581
5.000%, 10/01/22	500	586
5.000%, 10/01/23	500	588
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,000	3,384
California State, Department of Water Resources Power Supply Revenue, Ser H, RB
Callable 05/01/18 @ 100
5.000%, 05/01/22	845	928
California State, Department of Water Resources Power Supply Revenue, Ser H, RB
Pre-Refunded @ 100
5.000%, 05/01/18 (A)	2,155	2,367
California State, Department of Water Resources Power Supply Revenue, Ser M, RB
5.000%, 05/01/19	1,390	1,579
California State, Department of Water Resources Power Supply Revenue, Ser O, RB
5.000%, 05/01/22	1,235	1,500
California State, Economic Recovery, Ser A, GO
5.000%, 07/01/16 (B)	1,000	1,028
5.000%, 07/01/18 (B)	1,175	1,297
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/20	505	562
4.000%, 10/01/21	500	562

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/20	$225	$264
5.000%, 09/01/21	325	390
5.000%, 09/01/22	800	973
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/22 @ 100
5.000%, 09/01/25	785	940
California State, Educational Facilities Authority, RB
Callable 09/01/25 @ 100
5.000%, 09/01/26	650	805
California State, Educational Facilities Authority, Redlands University Project, Ser A, RB
5.000%, 10/01/23	830	987
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,445
California State, GO
5.250%, 02/01/18	2,000	2,190
California State, GO
Callable 09/01/21 @ 300
5.250%, 09/01/23	5,000	6,070
5.000%, 03/01/20	5,000	5,059
5.000%, 11/01/24	1,650	1,942
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/22	1,200	1,422
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/22 @ 200
5.000%, 06/01/25	400	472
5.000%, 06/01/26	350	402
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/24	1,000	1,168

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, Health Facilities Financing Authority, EL Camino Hospital Project, Ser A, RB
5.000%, 02/01/22	$500	$594
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19 (B)	710	759
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,002
California State, Infrastructure & Economic Development Bank, RB
5.000%, 11/01/23	1,000	1,216
California State, Kindergarten Project, GO
Callable 12/01/15 @ 100
0.010%, 05/01/34 (C) (D)	400	400
California State, Municipal Finance Authority, Anaheim Electric Utility Project, RB
5.000%, 10/01/21	1,000	1,193
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,485
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,165	1,237
California State, Public Works Board, Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/25	3,600	4,352
California State, Public Works Board, Ser B, RB
5.000%, 10/01/20	1,000	1,167
California State, Public Works Board, Ser F, RB
5.000%, 05/01/25	1,500	1,838
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/23	1,200	1,407

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, University Systemwide Project, Ser A, RB
Callable 05/01/19 @ 100
5.250%, 11/01/21	$2,000	$2,279
California State, University Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,165
California State, University Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,288
California State, Various Purposes, GO
Callable 03/01/20 @ 400
5.250%, 10/01/22	5,000	5,798
5.000%, 03/01/22	1,000	1,155
5.000%, 12/01/24	5,000	6,054
5.000%, 09/01/25	5,400	6,484
California State, Various Purposes, GO
5.250%, 10/01/22	3,000	3,683
5.000%, 10/01/20	5,000	5,861
5.000%, 12/01/23	2,295	2,815
California State, Wide Communities Development Authority, Jewish Home Project, Ser S, RB
Callable 11/01/16 @ 100
2.500%, 08/01/20	2,250	2,275
California State, Wide Communities Development Authority, RB
5.000%, 03/01/22	1,000	1,167
California State, Wide Communities Development Authority, RB, AGM
5.000%, 11/15/22	200	239
Contra Costa, Transportation Authority, Ser B, RB
Pre-Refunded @ $200
5.000%, 03/01/20 (A)	3,015	3,496
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/18	500	559
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/24	3,325	4,147
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/23	845	984
Dublin, Unified School District, GO
5.000%, 08/01/23	3,075	3,776

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
East Bay, Municipal Utility District, Ser B, RB
5.000%, 06/01/22	$1,500	$1,826
4.000%, 06/01/21	3,000	3,428
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/19	500	563
Golden State, Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,132
5.000%, 06/01/21	1,000	1,178
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,803
Grossmont Health Care District, Ser D, GO
5.000%, 07/15/22	1,020	1,234
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,170
Jurupa Public Financing Authority, Ser A, RB
5.000%, 09/01/19	475	534
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB
Callable 11/01/21 @ 100
5.000%, 11/01/26	1,000	1,143
Long Beach, Community College District, Ser B, GO
Callable 08/01/22 @ 100
5.000%, 08/01/25	2,000	2,391
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/20	2,000	2,330
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/24	1,000	1,235
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/25 @ 100
5.000%, 05/15/26	2,370	2,829
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/21	520	597
5.000%, 05/15/22	900	1,044
5.000%, 05/15/23	700	816

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Long Beach, Unified School District, Election 2008, Ser A, GO
Callable 08/01/19 @ 100
5.250%, 08/01/21	$2,000	$2,290
Los Angeles Community College District, Ser A, GO
5.000%, 08/01/22	1,000	1,219
Los Angeles Community College District, Ser C, GO
5.000%, 08/01/22	1,000	1,219
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/20	4,500	5,271
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,661
Los Angeles County, Redevelopment Authority, Bunker Hill Project, RB
5.000%, 12/01/24	2,000	2,427
Los Angeles Unified School District, Ser A, GO
5.000%, 07/01/23	1,050	1,290
5.000%, 07/01/24	1,060	1,318
Los Angeles, Community Facilities District, RB
5.000%, 09/01/21	1,050	1,217
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,278
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/22 @ 100
5.000%, 05/15/24	1,425	1,662
Los Angeles, Department of Airports, Ser D, AMT, RB
5.000%, 05/15/23	4,000	4,788
Los Angeles, Department of Airports, Sub-Ser C, RB
5.000%, 05/15/22	1,080	1,301
5.000%, 05/15/23	800	973
Los Angeles, Department of Revenue, Ser A, RB
5.000%, 08/01/25	1,000	1,256
Los Angeles, Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,400	1,643

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	$2,200	$2,573
5.000%, 07/01/22	250	303
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	750	909
Los Angeles, Unified School District, Ser B, GO
5.000%, 07/01/20	2,000	2,341
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/23	2,000	2,458
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB
Callable 06/01/22 @ 100
5.000%, 06/01/24	2,500	3,004
Milpitas, Redevelopment Agency Successor Agency, Redevelopment Project, GO
5.000%, 09/01/21	1,000	1,183
Newport Beach, Hoag Memorial Hospital Project, RB
Pre-Refunded @ $100
6.000%, 12/01/21 (A)	3,000	3,777
Orange County, Redevelopment Agency Successor Agency, RB
5.000%, 09/01/21	1,100	1,288
Orange County, Redevelopment Agency Successor Agency, RB, AGM
5.000%, 09/01/23	525	632
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/18	300	334
Palo Alto, Unified School District, GO, AGM
Callable 01/04/16 @ 100
5.000%, 08/01/16	1,195	1,200
Palomar, Community College District, GO
5.000%, 05/01/23	750	915
Pomona, Unified School District, GO, BAM
5.000%, 08/01/23	665	808

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Poway, Redevelopment Agency Successor Agency, Paguay Redevelopment Project, Ser A, RB
5.000%, 06/15/21	$2,770	$3,266
Riverside, Sewer Revenue, Ser A, RB
5.000%, 08/01/22	1,500	1,800
Sacramento, Municipal Utility District, Refunding Cosumnes Project, RB
5.000%, 07/01/24	500	623
Sacramento, Redevelopment Agency Successor Agency, Sub-Ser A, RB, BAM
5.000%, 12/01/24	1,000	1,200
Sacramento, Unified School District, GO
5.000%, 07/01/21	1,125	1,333
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/23	3,465	4,160
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/24	2,000	2,401
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/22	1,500	1,823
San Diego County, Sanford Burnham Medical, RB
5.000%, 11/01/24	1,200	1,430
San Diego County, Water Authority Financing, RB
5.000%, 05/01/25	2,155	2,691
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/21	1,395	1,662
San Diego County, Water Authority, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	5,000	5,932
San Diego, Community College District, GO
5.000%, 08/01/20	1,625	1,910
San Diego, Public Facilities Financing Authority, Ser B, RB
Pre-Refunded @ $100
5.000%, 05/15/19 (A)	1,000	1,134

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/25	$500	$629
San Francisco Bay Area, Toll Authority, RB
Callable 04/01/22 @ 200
5.000%, 04/01/25	2,000	2,395
5.000%, 04/01/26	1,425	1,691
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/22	2,000	2,438
San Francisco City & County, Public Utilities Commission, Ser A, RB
Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,257
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,206
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,227
San Francisco City & County, Ser R1, GO
Callable 06/15/23 @ 100
5.000%, 06/15/26	3,000	3,602
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	895
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/25	2,000	2,509
San Marcos, Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 10/01/21	750	889
Santa Clara County, Ser B, GO
5.000%, 08/01/22	1,785	2,186
Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/21 @ 100
5.000%, 06/01/23	1,000	1,179
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/23 @ 100
5.000%, 08/01/24	1,055	1,292
Sonoma County, Junior College District, GO
5.000%, 08/01/21	2,100	2,515

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/20	$750	$869
Sonoma-Marin, Area Rail Transit District, Ser A, RB
Callable 03/01/22 @ 100
5.000%, 03/01/23	725	875
South Orange County, Public Financing Authority, Senior Lien, Special Tax, Ser A, RB
Callable 08/15/21 @ 204
5.000%, 08/15/23	725	846
5.000%, 08/15/24	1,000	1,157
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,150
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,141
Southern California, Metropolitan Water District, Ser C, RB
5.000%, 07/01/21	2,245	2,689
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/25	2,930	3,498
Tustin, Unified School District, GO
5.000%, 06/01/23	800	979
5.000%, 09/01/23	1,000	1,184
Tustin, Unified School District, GO, BAM
5.000%, 09/01/22	1,000	1,187
University of California, Regents Medical Center Project, Ser A, RB, NATL
Callable 12/14/15 @ 101
5.000%, 05/15/16	1,000	1,014
University of California, Ser AM, RB
Callable 05/15/24 @ 100
5.000%, 05/15/25	1,000	1,230
Upland, Community Redevelopment Agency, Project Tax Allocation, TA, AGM
4.000%, 09/01/18	1,000	1,071

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Concluded)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Whittier, Union High School District, GO, NATL
Callable 12/01/15 @ 100
5.000%, 08/01/20	$1,485	$1,485

Total Municipal Bonds (Cost $266,690) ($ Thousands)		278,486

	Shares
CASH EQUIVALENT — 1.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, CI A
0.010%**†	3,058,950	3,059

Total Cash Equivalent (Cost $3,059) ($ Thousands)		3,059

Total Investments — 99.1% (Cost $269,749) ($ Thousands)††		$281,545

Percentages are based on a Net Assets of $284,028 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Company

CI — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

††	At November 30, 2015, the tax basis cost of the Fund’s investments was $269,742 ($ Thousands), and the unrealized appreciation and depreciation were $11,870 ($ Thousands) and $(67) ($ Thousands), respectively.

The following is a list of the level of inputs used as of November 30, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$278,486	$—	$278,486
Cash Equivalent	3,059	—	—	3,059

Total Investments in Securities	$3,059	$278,486	$—	$281,545

Amounts designated as “—” are $0.

For the period ended November 30, 2015, there were no transfers between levels.

The following is a summary of the transactions with affiliates for the period ended November 30, 2015 ($ Thousands):

	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 11/30/2015	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, CL A	$4,207	$18,530	$(19,678)	$3,059	$—

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.0%

Guam — 0.5%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$250	$269

Massachusetts — 97.5%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/24	1,000	1,241
Beverly, Municipal Purpose Loan, GO
Callable 01/15/20 @ 100
5.000%, 01/15/22	500	568
Boston, Ser A, GO
Callable 03/01/24 @ 100
5.000%, 03/01/25	500	616
Boston, Ser A, GO
5.000%, 03/01/23	1,000	1,226
Boston, Ser B, GO
5.000%, 04/01/25	1,700	2,140
Boston, Transit Parking Authority, RB
Callable 07/01/21 @ 100
5.000%, 07/01/22	500	582
Cambridge, Municipal Purpose Loan, GO
5.000%, 01/01/20	150	174
5.000%, 02/15/21	500	592
Commonwealth of Massachusetts Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/23	500	614
Malden, Municipal Purpose Loan, GO
5.000%, 11/15/21	1,000	1,195
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	642
5.000%, 07/01/22	500	605
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,205
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/24	750	957
5.250%, 07/01/21	800	964

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/23	$500	$606
Massachusetts State, Clean Water Trust, Tufts University Project, RB
5.000%, 02/01/23	1,000	1,218
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/22	1,000	1,198
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/22	540	628
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/23	200	235
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/17 @ 100
5.000%, 07/01/19	250	267
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/23 @ 100
5.000%, 07/01/24	1,000	1,203
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	500	567
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/17 @ 100
5.000%, 09/01/18	250	269
Massachusetts State, Development Finance Agency, Massachusetts College of Pharmacy Allied Health Project, RB
4.000%, 07/01/18	150	161

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Development Finance Agency, Partners Health Care Project, RB
5.000%, 07/01/23	$1,045	$1,271
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/20	500	581
Massachusetts State, Development Finance Agency, Ser F, RB
5.000%, 08/15/24	750	901
Massachusetts State, Development Finance Agency, Ser H-1, RB
5.000%, 07/01/24	500	587
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	300	331
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/23	400	487
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	250	263
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/25 @ 100
5.000%, 01/01/26	400	449
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	500	552
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	500	561
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/19	500	545
5.000%, 01/01/21	500	559
Massachusetts State, Federal Highway Project, RB
Callable 06/15/22 @ 100
5.000%, 06/15/23	1,000	1,200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	$500	$537
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 12/15/19 @ 200
5.250%, 11/15/21	500	562
5.000%, 12/15/24	500	575
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/20	500	607
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	313
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	657
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser J2, RB
5.000%, 07/01/19	250	284
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	200	214
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/24	500	570
Massachusetts State, Highway Project, RB
5.000%, 06/01/20	275	321
Massachusetts State, Highway Project, Ser A, RB
5.000%, 06/15/21	1,000	1,191

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/21	$500	$578
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/21	300	356
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/22	690	814
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/24	520	637
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/21	1,000	1,190
5.000%, 05/15/23	1,000	1,217
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/22 @ 100
5.000%, 08/15/23	1,000	1,206
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 08/15/19	500	570
5.000%, 10/15/21	210	251
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	590
Massachusetts State, Ser B, GO
5.250%, 08/01/22	500	613
5.250%, 08/01/23	250	310
5.000%, 08/01/23	500	612
Massachusetts State, Ser B, GO, AGM
5.250%, 08/01/21	1,000	1,205
5.250%, 09/01/21	500	604
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/22	1,000	1,226
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	902
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Ser A, RB
6.000%, 08/01/19	500	587
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/21	1,000	1,196
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	623

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts Water Resources Authority, Ser F, RB
5.000%, 08/01/24	$1,000	$1,236
Newton, Municipal Purpose Loan, GO
5.000%, 03/01/22	465	562
Quincy, Municipal Purpose Loan, GO
5.000%, 06/01/24	1,030	1,270
Scituate, Municipal Purpose Loan, GO
5.000%, 09/15/22	1,000	1,218
University of Massachusetts, Building Authority, Senior Project, Ser 1, RB
5.000%, 11/01/20	500	585
Winchester, Municipal Purpose Loan, GO
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	623
Woods Hole, Marthas Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/21	1,000	1,182
Worcester, RB
Callable 11/01/22 @ 100
5.000%, 11/01/23	1,000	1,196

		56,950

Total Municipal Bonds (Cost $54,599) ($ Thousands)		57,219

	Shares
CASH EQUIVALENT — 0.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, CI A
0.010%**†	473,764	474

Total Cash Equivalent (Cost $474) ($ Thousands)		474

Total Investments — 98.8% (Cost $55,073) ($ Thousands)††		$57,693

Percentages are based on a Net Assets of $58,405 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

November 30, 2015

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CI — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

††	At November 30, 2015, the tax basis cost of the Fund’s investments was $55,073 ($ Thousands), and the unrealized appreciation and depreciation were $2,621 ($ Thousands) and $(1) ($ Thousands), respectively.

The following is a list of the level of inputs used as of November 30, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$57,219	$—	$57,219
Cash Equivalent	474	—	—	474

Total Investments in Securities	$474	$57,219	$—	$57,693

Amounts designated as “—” are $0.

For the period ended November 30, 2015, there were no transfers between levels.

The following is a summary of the transactions with affiliates for the period ended November 30, 2015 ($ Thousands):

	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 11/30/2015	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, CL A	$1,756	$3,894	$(5,176)	$474	$—

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.1%

Delaware — 1.1%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/24	$1,000	$1,211

New Jersey — 84.3%
Bergen County, GO
5.000%, 10/15/21	1,105	1,327
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/23	1,085	1,325
Brick Township, General Improvement Project, GO
4.000%, 08/15/19	1,230	1,350
Burlington County, Bridge Commission, RB
5.000%, 10/01/20	1,200	1,398
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/24	1,000	1,147
Carlstadt, School District, GO
Callable 05/01/24 @ 100
5.000%, 05/01/25	500	605
Carlstadt, School District, GO
5.000%, 05/01/23	500	605
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/25	1,000	1,277
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/18	1,985	2,151
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	1,000	1,166
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,212
4.000%, 09/01/18	460	495
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100
5.000%, 12/01/19	550	590
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/21 @ 100
5.000%, 09/15/23	500	586

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/18	$700	$760
4.000%, 12/01/16	1,640	1,699
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/22	1,065	1,286
Monmouth County, Improvement Authority, RB
5.000%, 10/01/20	1,000	1,173
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	887
Morris County, Ser B, GO
4.000%, 11/15/19	1,240	1,380
4.000%, 11/15/20	485	549
New Jersey State, Economic Development Authority, Balance Refunding Project, RB
5.000%, 12/15/17	35	37
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/22 @ 100
5.000%, 06/15/23	1,000	1,090
5.000%, 06/15/24	685	741
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/17	1,000	1,044
5.000%, 06/15/18	1,500	1,598
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB
Callable 03/01/22 @ 100
5.000%, 03/01/25	2,500	2,659
New Jersey State, Economic Development Authority, Refunding School Project, RB
5.000%, 12/15/17 (A)	965	1,047
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/21 @ 100
5.250%, 09/01/26	2,000	2,145
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/20	1,500	1,621

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	$700	$780
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/25	1,000	1,182
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,715
New Jersey State, Educational Facilities Authority, Ser D, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/18 (B)	2,000	2,204
New Jersey State, Educational Facilities Authority, Ser D, RB, AGM
Callable 07/01/18 @ 100
5.000%, 07/01/23	1,195	1,306
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/25 @ 100
5.000%, 07/01/27	1,905	2,209
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/21	975	1,181
5.000%, 09/01/23	1,000	1,230
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/21 (A)	25	30
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,215
5.000%, 09/01/20	1,220	1,436
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/24	1,000	1,159
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.000%, 09/01/18	2,100	2,338
New Jersey State, GO
5.250%, 08/01/21	2,000	2,311

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	$2,000	$2,116
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	1,000	1,143
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/20	2,040	2,319
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	1,920
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/24 @ 100
5.000%, 07/01/26	1,000	1,168
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 2015-1A, AMT, RB
5.000%, 12/01/20	1,000	1,110
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/21	1,000	1,119
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/22 @ 300
5.000%, 07/01/25	500	579
5.000%, 07/01/26	400	460
5.000%, 07/01/27	500	572
New Jersey State, Ser A, COP
5.000%, 06/15/18	1,250	1,324
New Jersey State, Ser Q, GO
5.000%, 08/15/20	1,295	1,462
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	2,786

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	$1,600	$1,806
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21 (A)	15	18
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/25	1,000	1,214
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/19 @ 100
5.000%, 01/01/20	1,000	1,110
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/24	1,000	1,167
Ocean County, GO
4.000%, 08/01/19	710	783
Ocean County, Ser A, GO
Callable 08/01/25 @ 100
5.000%, 08/01/27	700	865
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,161
5.000%, 05/01/22	1,000	1,116
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/23	1,000	1,096
South Jersey, Transportation Authority LLC, Ser A, RB
5.000%, 11/01/20	435	480
South Jersey, Transportation Authority LLC, Ser A-1, RB
4.000%, 11/01/17 (A)	400	425
South Jersey, Transportation Authority LLC, Ser A-1, RB
4.000%, 11/01/17	600	629
Sparta Township, Board of Education, GO
5.000%, 02/15/23	600	725
Sparta Township, Board of Education, GO
Callable 02/15/25 @ 100
5.000%, 02/15/26	575	699
Verona Township, Board of Education, GO
5.000%, 03/01/25	500	611

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
West Windsor-Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	$1,075	$1,115
5.000%, 09/15/17	635	684

		89,028

New York — 10.4%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM
Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,218
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/23 @ 100
5.000%, 12/01/25	2,000	2,338
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/23	1,000	1,226
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/22	1,000	1,182
5.000%, 09/01/23	1,000	1,191
New York & New Jersey, Port Authority, Ser 188, AMT, RB
5.000%, 05/01/23	1,500	1,781

		10,936

Pennsylvania — 2.3%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,671
5.000%, 07/01/16	730	750

		2,421

Total Municipal Bonds (Cost $100,908) ($ Thousands)		103,596

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, CI A
0.010%**†	583,748	$584

Total Cash Equivalent (Cost $584) ($ Thousands)		584

Total Investments — 98.7% (Cost $101,492) ($ Thousands)††		$104,180

Percentages are based on a Net Assets of $105,583 ($ Thousands).

†	Investment in Affiliated Security

**	Rate shown is the 7-day effective yield as of November 30, 2015.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CI — Class

COP — Certificate of Participation

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

††	At November 30, 2015, the tax basis cost of the Fund’s investments was $101,492 ($ Thousands), and the unrealized appreciation and depreciation were $3,068 ($ Thousands) and $(380) ($ Thousands), respectively.

The following is a list of the level of inputs used as of November 30, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$103,596	$—	$103,596
Cash Equivalent	584	—	—	584

Total Investments in Securities	$584	$103,596	$—	$104,180

Amounts designated as “—” are $0.

For the period ended November 30, 2015, there were no transfers between levels.

The following is a summary of the transactions with affiliates for the period ended November 30, 2015 ($ Thousands):

	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 11/30/2015	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, CL A	$2,379	$4,845	$(6,640)	$584	$—

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.7%

Guam — 0.8%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$730	$784
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	500	554

		1,338

New York — 96.9%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	693
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,046
Brookhaven, GO
5.000%, 05/01/22	1,500	1,808
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/23	650	778
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/21	500	584
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/22	1,000	1,177
Build NYC Resource, Greater New York Project, RB
5.000%, 08/01/22	200	232
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/21	250	287
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/22	1,100	1,330
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/17	850	903
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/22	1,000	1,193
Erie County, Ser B, GO
5.000%, 06/01/23	400	480
5.000%, 06/01/24	1,200	1,451

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/19 @ 100
5.250%, 07/01/23	$1,500	$1,649
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/22	750	892
Long Island, Power Authority, Ser C, RB
Callable 05/01/18 @ 100
1.051%, 05/01/33 (A)	500	500
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/21	1,600	1,908
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,209
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,082
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.500%, 11/15/19	400	465
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/20	1,000	1,165
5.000%, 11/15/21	1,000	1,183
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 11/15/19 @ 100
5.250%, 11/15/20	500	579
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/23 @ 100
5.000%, 11/15/24	1,300	1,572
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/22	1,000	1,198

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	$1,000	$1,203
Metropolitan New York, Transportation Authority, Sub-Ser A1, RB
5.000%, 11/15/21	1,000	1,183
Metropolitan New York, Transportation Authority, Sub-Ser C1, RB
Callable 11/15/25 @ 100
5.000%, 11/15/26	1,000	1,210
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/19	1,365	1,540
5.000%, 05/01/23	325	392
Monroe County, Industrial Development Authority, Ser B, RB
5.000%, 07/01/21	1,035	1,218
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/22	1,000	1,198
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/24	700	875
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/22	895	1,042
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/22	1,000	1,215
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/22	1,000	1,185
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/23 @ 100
5.000%, 12/01/24	2,000	2,362
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/22	1,500	1,773

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/21	$2,000	$2,343
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,233
New York City, Health & Hospital System Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,178
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/20	1,000	1,160
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,546
5.000%, 08/01/21	1,905	2,261
New York City, Ser A1, GO
5.000%, 10/01/21	1,000	1,190
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,760
5.000%, 08/01/21	1,000	1,187
New York City, Ser D, GO
Callable 02/01/23 @ 100
5.000%, 08/01/23	2,000	2,433
New York City, Ser E, GO
5.000%, 08/01/19	2,000	2,272
New York City, Ser F, GO
5.000%, 08/01/21	1,000	1,187
New York City, Ser G, GO
5.000%, 08/01/23	2,000	2,431
New York City, Ser G1, GO
5.000%, 04/01/20	1,000	1,157
New York City, Ser H, GO
5.000%, 08/01/18	1,600	1,767
New York City, Ser I, GO
5.000%, 08/01/18	1,000	1,104
New York City, Ser I1, GO
Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,123
New York City, Ser J, GO
5.000%, 08/01/22	500	602
New York City, Ser J1, GO
Callable 06/01/16 @ 100
5.000%, 06/01/17	300	307
New York City, Sub-Ser B1, GO
Callable 09/01/18 @ 100
5.250%, 09/01/25	1,000	1,105
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (B)	50	52

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	$1,000	$1,200
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A1, RB
5.000%, 11/01/18	1,000	1,114
5.000%, 11/01/19	1,650	1,885
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E, RB
5.000%, 11/01/19	1,500	1,713
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/21	1,000	1,191
New York City, Transitional Finance Authority, Ser S1, RB
Callable 01/15/25 @ 100
5.000%, 07/15/26	500	606
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,077
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/19	500	563
New York State, Convention Center Development Authority, RB
5.000%, 11/15/22	1,000	1,198
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,262
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/23	500	601
New York State, Dormitory Authority, Hospital Special Surgery Project, RB
Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,324

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Dormitory Authority, ICAHN School of Medicine at Mount Sanai Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	$1,000	$1,175
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,036
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	1,000	1,185
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Pre-Refunded @ 100
5.500%, 07/01/19 (C)	1,000	1,156
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/18	795	872
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/23	1,000	1,221
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	117
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/22	1,000	1,168
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/21	355	413
5.000%, 07/01/24	1,000	1,203
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,146
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/21	250	293
New York State, Dormitory Authority, RB, AGM
5.250%, 08/15/18	1,000	1,113

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	$1,000	$1,164
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/24	785	962
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/19 @ 100
5.250%, 02/15/22	995	1,121
5.000%, 02/15/25	2,250	2,754
New York State, Dormitory Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 02/15/19 (C)	5	6
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/19	1,000	1,126
5.000%, 03/15/20	1,000	1,158
5.000%, 12/15/22	1,475	1,784
5.000%, 03/15/23	750	914
5.000%, 03/15/25	2,000	2,495
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/23	455	544
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/24	1,680	2,024
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/18	500	550
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/22 @ 100
5.000%, 05/15/23	1,960	2,337
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	519
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/20	2,015	2,314

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Energy Research & Development Authority, Electric & Gas Project, Ser C, RB, NATL
0.670%, 04/01/34 (A)	$1,000	$955
New York State, Energy Research & Development Authority, AMT, RB, AMBAC
0.489%, 12/01/26 (A)	2,000	1,903
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/20	1,100	1,282
5.000%, 06/15/21	1,000	1,192
5.000%, 05/15/24	1,445	1,792
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/23 @ 100
5.000%, 06/15/24	4,500	5,411
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	1,000	1,206
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 08/15/21	1,150	1,375
New York State, Environmental Facilities Authority, Revolving Funds, Sub-Ser, RB
5.000%, 06/15/21	1,000	1,192
5.000%, 06/15/24	1,500	1,863
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/23 @ 100
3.250%, 10/01/25	2,500	2,532
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	605
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	1,000	1,123
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,101
New York State, Thruway Authority, Ser B, RB
Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,110

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/19	$1,200	$1,338
New York State, Urban Development Authority, Personal Income Tax Project, Ser A, RB
5.000%, 03/15/19	1,460	1,641
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	262
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/21	600	678
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/20	1,000	1,175
5.000%, 10/15/24	475	594
Tobacco Settlement Financing, Ser B, RB
Callable 06/01/16 @ 100
5.000%, 06/01/20	500	512
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/18	1,000	1,117
5.000%, 11/15/21	465	557
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/18	1,000	1,117
5.000%, 11/15/19	1,000	1,148
5.000%, 11/15/23	2,000	2,466
Utility Debt Securitization Authority, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	750	906
Utility Debt Securitization, Restructuring Authority, Ser TE, RB
Callable 12/15/16 @ 100
5.000%, 12/15/18	1,000	1,047
Westchester County, Ser B, GO
Callable 11/15/25 @ 100
5.000%, 11/15/26	500	629

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Westchester County, Ser C, GO
5.000%, 11/01/17	$500	$541

		161,132

Total Municipal Bonds (Cost $156,652) ($ Thousands)		162,470

	Shares
CASH EQUIVALENT — 2.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.010% **†	4,054,169	4,054

Total Cash Equivalent (Cost $4,054) ($ Thousands)		4,054

Total Investments — 100.1% (Cost $160,706) ($ Thousands)††		$166,524

Percentages are based on a Net Assets of $166,282 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Security is escrowed to maturity.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

††	At November 30, 2015, the tax basis cost of the Fund’s investments was $160,702 ($ Thousands), and the unrealized appreciation and depreciation were $5,849 ($ Thousands) and $(27) ($ Thousands), respectively.

The following is a list of the level of inputs used as of November 30, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$162,470	$—	$162,470
Cash Equivalent	4,054	—	—	4,054

Total Investments in Securities	$4,054	$162,470	$—	$166,524

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Concluded)

November 30, 2015

Amounts designated as “—” are $0.

For the period ended November 30, 2015 there were no transfers between levels.

The following is a summary of the transactions with affiliates for the period ended November 30, 2015 ($ Thousands):

	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 11/30/2015	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, CL A	$1,072	$11,190	$(8,208)	$4,054	$—

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 96.3%

Guam — 0.9%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,107

Pennsylvania — 94.6%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,129
Allegheny County, Higher Education Building Authority, Duquesne University Project, Ser A, RB
5.000%, 03/01/20	675	771
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,098
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/23	1,000	1,272
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 06/01/18	1,000	1,098
5.000%, 12/01/19	500	571
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,164
Allegheny County, Ser C73, GO
5.000%, 12/01/20	2,750	3,207
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/21	1,000	1,165
Berks County, GO, AMBAC
5.850%, 11/15/18	665	717
Bethel Park, School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,119
Bethlehem, Water Revenue Authority, RB, BAM
5.000%, 11/15/21	1,250	1,454
Bristol Township, School District, GO
5.000%, 06/01/20	1,000	1,151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bucks County, GO
5.000%, 06/01/22	$425	$514
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	500	583
Bucks County, Water & Sewer Authority, RB, BAM
5.000%, 06/01/21	750	876
Butler County, GO
5.000%, 07/15/21	1,000	1,190
Central Bucks, School District, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (A)	1,000	1,098
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,140
Chester, Water Authority, RB
5.000%, 12/01/21	500	597
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/20	1,035	1,160
Cumberland County, GO
5.000%, 05/01/19	550	623
Delaware County, Higher Education Authority, Haverford College Project, RB
Callable 05/15/20 @ 100
5.000%, 11/15/21	775	884
Delaware County, Villanova University Project, RB
5.000%, 08/01/24	1,000	1,229
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	1,500	1,766
5.000%, 07/01/25	1,000	1,160
Easton, Area School District, GO
5.000%, 04/01/20	1,500	1,729
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,079
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,053
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/23	800	949

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lancaster County, Solid Waste Management Authority, Ser A, RB
5.000%, 12/15/19	$1,060	$1,214
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/21	1,290	1,503
Monroeville, Finance Authority, RB
Callable 08/15/22 @ 100
5.000%, 02/15/23	1,000	1,185
Montgomery County, GO
Pre-Refunded @ 100
5.000%, 12/15/23 (A)	85	98
Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/19	830	942
Montgomery County, Ser C, GO
Pre-Refunded @ 100
5.000%, 12/15/23 (A)	35	40
Montgomery County, Ser C, GO
Callable 12/15/19 @ 100
5.000%, 12/15/23	880	999
Moon Area, School District, Ser A, GO
Callable 11/15/24 @ 100
5.000%, 11/15/25	1,000	1,195
Penn State University, Ser A, RB
Callable 03/01/19 @ 100
5.000%, 03/01/22	835	925
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,198
Pennridge, School District, Ser B, GO
Callable 02/15/22 @ 100
5.000%, 02/15/23	750	886
Pennridge, School District, Ser B, GO
5.000%, 02/15/22	1,000	1,192
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
5.000%, 07/01/18	1,500	1,657
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
Callable 08/01/24 @ 100
5.000%, 02/01/25	1,000	1,208

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/19 @ 100
5.000%, 07/01/20	$1,525	$1,726
Pennsylvania State, GO
5.000%, 07/01/21	1,500	1,755
Pennsylvania State, GO
Callable 11/15/21 @ 100
5.000%, 11/15/22	1,000	1,173
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/20 @ 100
5.000%, 12/15/21	1,000	1,145
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/21	555	662
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB
Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,117
5.000%, 08/01/21	1,000	1,116
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 08/15/22	1,165	1,394
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,694
Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,094
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB
Callable 04/01/22 @ 100
5.000%, 04/01/23	500	588

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	$1,465	$1,639
Pennsylvania State, Higher Educational Facilities Authority, University of Pennslyvania Health System Project, RB
5.000%, 08/15/21	1,260	1,487
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19 (B)	3,125	3,571
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/20	500	573
5.000%, 11/01/22	660	771
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 05/15/26	3,000	3,688
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,102
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,168
Pennsylvania State, Turnpike Commission, Motor License Fund, RB
Callable 12/01/21 @ 100
5.000%, 12/01/23	1,000	1,162
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/22	1,050	1,249
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,275

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/25 @ 100
5.000%, 06/15/26	$1,000	$1,165
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,091
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/25 @ 100
5.000%, 08/01/26	1,150	1,368
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/18	1,325	1,454
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/20 (B)	510	581
Philadelphia, Industrial Development Authority, Ser 2015, RB
5.000%, 04/01/25	1,000	1,203
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,134
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,104
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 07/01/18	500	551
5.000%, 01/01/23	1,225	1,465
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB, AGM
5.000%, 06/15/18	1,000	1,100
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	442
Pittsburgh, GO, BAM
5.000%, 09/01/23	1,030	1,238
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 12/01/25	1,060	1,258
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/18	1,740	1,917
Pittsburgh, Water & Sewer Authority, 1st Lien, Ser A, RB, AGM
5.000%, 09/01/19	1,000	1,138

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/23 @ 100
5.000%, 09/15/24	$1,000	$1,194
Quaker Valley, School District, GO
5.000%, 10/01/19	500	569
Rose Tree Media, School District, Ser B, GO
Callable 08/01/21 @ 100
5.000%, 02/01/25	1,500	1,747
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,089
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/23	400	493
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/25 @ 100
5.000%, 09/15/26	1,255	1,553
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/23	1,000	1,194
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/19	500	567
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/19 @ 100
5.500%, 09/15/22	500	570
5.250%, 09/15/23	1,000	1,149
Warwick, School District, GO
5.000%, 02/15/21	750	877
West Chester, Area School District, Ser A, GO
5.000%, 05/15/23	1,000	1,228
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,153
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/22	250	302
West York, Area School District, GO
5.000%, 04/01/22	1,150	1,362
Westmoreland County, Ser A, GO
5.000%, 12/01/21	1,160	1,381

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Westmoreland County, Ser A, GO
Callable 06/01/23 @ 100
5.000%, 12/01/23	$1,000	$1,207
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/25	1,000	1,179

		116,960

Puerto Rico — 0.8%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19 (B)	820	946
Total Municipal Bonds (Cost $114,018) ($ Thousands)		119,013

	Shares
CASH EQUIVALENT — 2.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.010%**†	3,156,517	3,157

Total Cash Equivalent (Cost $3,157) ($ Thousands)		3,157

Total Investments — 98.8% (Cost $117,175) ($ Thousands)††		$122,170

Percentages are based on a Net Assets of $123,621 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

††	At November 30, 2015, the tax basis cost of the Fund’s investments was $117,175 ($ Thousands), and the unrealized appreciation and depreciation were $5,012 ($ Thousands) and $(17) ($ Thousands), respectively.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)

November 30, 2015

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Company

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$119,013	$—	$119,013
Cash Equivalent	3,157	—	—	3,157

Total Investments in Securities	$3,157	$119,013	$—	$122,170

Amounts designated as “—” are $0.

For the period ended November 30, 2015, there were no transfers between levels.

The following is a summary of the transactions with affiliates for the period ended November 30, 2015 ($ Thousands):

	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 11/30/2015	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, CL A	$601	$6,948	$(4,392)	$3,157	$—

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 69.6%

Alabama — 1.6%
Jefferson County, Sewer Revenue Authority, Sub-Ser D, RB
Callable 10/01/23 @ 105
6.500%, 10/01/53	$14,000	$16,213
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB
Callable 03/01/16 @ 100
5.250%, 03/01/36	750	754

		16,967

Alaska — 0.1%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/17 @ 100
6.000%, 12/01/36 (A)	200	55
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM
Pre-Refunded @ 100
6.000%, 09/01/19 (B)	1,000	1,178

		1,233

Arizona — 0.5%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB
Callable 10/01/16 @ 100
5.200%, 10/01/37	1,700	1,680
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/22 @ 100
5.000%, 02/01/42	2,500	2,644
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB
Callable 05/01/19 @ 100
8.000%, 05/01/25	400	442
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
Callable 07/01/17 @ 100
5.625%, 07/01/38	250	233

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/17 @ 100
5.000%, 06/01/37	$265	$228
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	500	567

		5,794

California — 8.0%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/19 @ 100
6.250%, 08/01/39	400	464
Bay Area, Toll Authority, Ser S4, RB
Callable 04/01/23 @ 100
5.250%, 04/01/48	7,000	7,967
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	400	453
California State, Economic Recovery Authority, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/16 (B)	1,000	1,028
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,140
California State, Health Facilities Financing Authority, Cedars- Sinai Medical Center Project, RB
Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	2,217
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,181

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 11/15/16 @ 100
5.250%, 11/15/46	$2,500	$2,582
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Callable 05/15/18 @ 100
5.250%, 11/15/48	2,000	2,165
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100
7.750%, 04/01/21 (B)	1,370	1,749
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/18 @ 100
5.875%, 10/01/34	250	270
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/25 @ 100
4.300%, 07/01/40	1,500	1,533
California State, School Finance Authority, Public Schools Project, Ser A, RB
Callable 08/01/25 @ 100
5.000%, 08/01/45	1,000	1,036
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/24 @ 100
5.500%, 12/01/54	4,000	4,233
California State, Various Purposes, GO
Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,330
Chino, Public Financing Authority, SAB
Callable 09/01/22 @ 100
5.000%, 09/01/27	1,280	1,410
5.000%, 09/01/30	1,000	1,087
5.000%, 09/01/34	900	966

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Foothill-Eastern, Transportation Corridor Agency, Sub-Ser B3, RB
Callable 07/15/22 @ 100
5.500%, 01/15/53 (C)	$6,250	$7,198
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/25 @ 100
5.000%, 09/01/40	2,000	2,189
Golden State, Tobacco Securitization, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/40	13,000	14,677
Imperial, Irrigation District, Ser C, RB
Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,748
Long Beach, Towne Center Project, SAB
Callable 10/01/18 @ 100
5.400%, 10/01/23	650	693
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/39	5,885	7,937
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/20 @ 100
5.250%, 11/01/21	880	949
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
6.770%, 08/01/38 (D)	5,410	2,137
River Islands, Public Financing Authority, RB
Callable 09/01/22 @ 102
5.500%, 09/01/45	2,765	2,914
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/25 @ 100
5.000%, 09/01/30	1,000	1,088
5.000%, 09/01/31	1,000	1,080
5.000%, 09/01/32	1,000	1,075
San Clemente, Special Tax Community, GO
Callable 09/01/25 @ 100
5.000%, 09/01/40	450	481
5.000%, 09/01/46	1,250	1,333

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/22 @ 100
5.000%, 08/01/30	$1,000	$1,099
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Callable 10/01/23 @ 100
6.250%, 10/01/38	1,500	1,828
6.250%, 10/01/40	1,000	1,218
Tustin Community Facilities District, GO
Callable 09/01/25 @ 100
5.000%, 09/01/40	750	811
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/35 (D)	1,800	790

		85,056

Colorado — 1.1%
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/45	2,500	2,766
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/18 @ 100
5.750%, 05/15/36	500	543
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,670
6.250%, 11/15/28	650	819
Copperleaf Metropolitan District No. 2, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	1,000	1,039
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/34	500	563

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
E-470, Public Highway Authority, Ser C, RB
Callable 09/01/20 @ 100
5.375%, 09/01/26	$2,500	$2,799

		11,199

Connecticut — 0.5%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/21 @ 100
5.000%, 07/01/41	5,000	5,494

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/22 @ 100
5.000%, 09/01/42	425	446
4.625%, 09/01/32	1,635	1,670

		2,116

Florida — 3.0%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/22 @ 104
8.000%, 10/01/32	500	620
8.000%, 10/01/42	1,000	1,233
Broward County, Airport System Revenue, Ser Q1, RB
Callable 10/01/22 @ 100
5.000%, 10/01/37	2,000	2,228
Florida State, Developmental Finance Authority, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46	2,200	2,200
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/21	500	551

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Florida State, Hollywood City, Seminole Indian Tribe, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/27	$250	$262
Florida State, University Square Community Development District, Ser A1, SAB
Callable 05/01/17 @ 100
5.875%, 05/01/38	150	152
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	2,220	2,544
Hillsborough County, Aviation Authority, Tampa International Airport Project, Ser A, RB
Callable 10/01/24 @ 100
5.000%, 10/01/44	5,000	5,514
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB
Callable 01/04/16 @ 100
5.300%, 05/01/37	1,500	1,503
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/22 @ 100
5.000%, 10/01/28	2,350	2,706
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
Callable 11/15/21 @ 100
5.500%, 11/15/42	1,000	1,083
Miami Beach Redevelopment Agency, RB, AGM
Callable 02/01/24 @ 100
5.000%, 02/01/40	4,000	4,409
5.000%, 02/01/44	3,000	3,294
Miami-Dade County, Aviation Revenue Authority, Ser B, RB
Callable 10/01/24 @ 100
5.000%, 10/01/37	1,000	1,132
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/23 @ 100
5.000%, 05/01/29	1,000	1,061

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	$1,000	$1,194
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
5.875%, 08/01/40	500	553

		32,239

Georgia — 1.8%
Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/22 @ 100
5.000%, 01/01/37	2,000	2,233
5.000%, 01/01/42	3,000	3,330
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/17 @ 100
5.250%, 07/01/37	600	605
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/60	5,000	5,357
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/17	450	473
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,058

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Private Colleges & Universities Authority, Savannah College of Art Project, RB
Callable 04/01/24 @ 100
5.000%, 04/01/44	$6,000	$6,501

		19,557

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB
Callable 07/01/20 @ 100
5.750%, 07/01/40	500	562

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Pre-Refunded @ 100
6.250%, 12/01/18 (B)	250	289

Illinois — 4.4%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/17 @ 100
5.700%, 05/01/36	250	252
Chicago O’Hare International Airport, Ser C, AMT, RB
Callable 01/01/25 @ 100
5.000%, 01/01/46	1,000	1,083
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL
5.250%, 01/01/18	1,500	1,629
Chicago, RB
Callable 01/01/25 @ 100
5.000%, 01/01/31	1,250	1,337
5.000%, 01/01/32	1,250	1,334
Chicago, Ser 2002B, GO
Callable 01/01/25 @ 100
5.500%, 01/01/34	1,750	1,848
Chicago, Ser 2005D, GO
Callable 01/01/25 @ 100
5.500%, 01/01/34	3,500	3,697
5.500%, 01/01/37	2,440	2,559
Chicago, Ser A, GO
Callable 01/01/25 @ 100
5.500%, 01/01/33	16,000	16,901

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hillside Village, Mannheim
Redevelopment Project, TA
Callable 01/01/18 @ 102
7.000%, 01/01/28	$500	$534
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/21 @ 100
6.000%, 08/15/41	200	235
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
Callable 08/15/18 @ 100
6.250%, 08/15/35	500	0
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 03/01/17 @ 100
6.000%, 03/01/37 (A)	300	73
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Pre-Refunded @ 100
7.125%, 11/15/37 (B)	1,000	1,203
Illinois State, Finance Authority, RB
Callable 05/15/25 @ 100
5.000%, 05/15/37	500	504
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB
Pre-Refunded @ 100
5.500%, 08/01/17 (B)	250	270
Illinois State, GO
Callable 05/01/24 @ 100
5.500%, 07/01/38	1,500	1,594
5.000%, 08/01/24	5,970	6,464
5.000%, 05/01/28	1,000	1,073
5.000%, 03/01/32	2,000	2,083
5.000%, 03/01/36	1,000	1,032

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/25 @ 100
5.000%, 06/15/52	$1,000	$1,045

		46,750

Indiana — 0.9%
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/40	375	418
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/23 @ 100
5.000%, 07/01/48	1,000	1,057
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/32	3,450	3,648
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,132
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,123
Vigo County, Hospital Authority, Union Hospital Project, RB
Callable 09/01/21 @ 100
7.500%, 09/01/22	1,555	1,843

		9,221

Iowa — 2.1%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/24 @ 100
5.400%, 11/15/46 (C)	667	554
0.000%, 05/15/56	125	0

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Callable 12/01/23 @ 200
5.500%, 12/01/22	$10,000	$10,533
5.250%, 12/01/25	10,100	10,994

		22,081

Kansas — 0.3%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/19 @ 100
5.750%, 11/15/38	500	573
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,505
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 01/04/16 @ 102
5.125%, 05/15/42	1,200	1,204

		3,282

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,086
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	500	572
Kentucky State, Economic Development Finance Authority, Rosedale Green Project, RB
Callable 11/15/25 @ 100
5.750%, 11/15/50	2,000	2,001

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/19 @ 100
5.625%, 09/01/39	$1,000	$1,088

		4,747

Louisiana — 0.6%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGM
Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,676
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/20 @ 100
6.500%, 11/01/35	750	884
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	826
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,187
New Orleans, Aviation Board, Ser A1, RB, AGM
Callable 01/01/19 @ 100
6.000%, 01/01/23	500	564

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Saint John Baptist Parish, Marathon Oil Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	$1,300	$1,337

		6,474

Maine — 0.2%
Maine State, Finance Authority, Casella Waste Systems Project, AMT, RB
6.250%, 01/01/25 (C)	2,250	2,313

Maryland — 1.6%
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,078
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Callable 11/15/21 @ 100
5.000%, 11/15/51	4,500	4,954
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/23 @ 100
5.000%, 05/15/43	10,000	11,026

		17,058

Massachusetts — 0.2%
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,690

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/20 @ 100
6.000%, 01/01/28	$795	$841

		2,531

Michigan — 1.7%
Grand Traverse Academy, RB
Callable 11/01/17 @ 100
5.000%, 11/01/36	300	281
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/24 @ 100
4.500%, 10/01/29	7,250	7,506
Michigan State, Finance Authority, Senior Lien, RB
Callable 07/01/24 @ 100
5.000%, 07/01/33	3,000	3,277
5.000%, 07/01/44	4,500	4,796
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	1,033
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/17 @ 102
6.500%, 09/01/37	750	465
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB
Pre-Refunded @ 100
8.250%, 09/01/18 (B)	500	598

		17,956

Minnesota — 0.4%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 11/15/18 (B)	300	350

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB
Callable 05/01/17 @ 100
5.500%, 05/01/37	$1,000	$1,021
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (C)	2,000	2,168
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/17 @ 100
5.625%, 06/01/37	500	522

		4,061

Missouri — 0.1%
Lees Summit, Summit Fair Project, TA
Callable 04/01/19 @ 100
5.625%, 10/01/23	395	409
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/19 @ 100
6.875%, 11/01/39	250	263
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL
Pre-Refunded @ 100
5.000%, 01/01/16 (B)	420	422

		1,094

Nebraska — 1.3%
Central Plains, Energy Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,000	5,394
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/31	2,200	2,472

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nebraska State, Public Power Generation Agency, Whelan Energy Center Unit, RB
Callable 01/01/25 @ 100
5.000%, 01/01/29	$5,000	$5,722

		13,588

New Jersey — 3.0%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/18 @ 100
5.625%, 01/01/38	250	254
New Jersey State, Economic Development Authority, Ser A, RB
Callable 01/04/16 @ 100
6.000%, 05/15/28	210	119
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/44	3,000	3,264
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	19,900	16,059
4.750%, 06/01/34	7,000	5,628
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	1,250	1,312
5.000%, 06/15/45	2,500	2,550

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
South Jersey, Transportation Authority LLC, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/39	$2,500	$2,653

		31,839

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	2,202

New York — 6.0%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/43	500	570
6.250%, 07/15/40	1,500	1,701
Dutchess County, Local Development Authority, Marist College Project, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	6,000	6,727
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/22 @ 100
5.000%, 11/15/28	3,000	3,532
Metropolitan New York, Transportation Authority, Ser E, RB
Callable 11/15/22 @ 100
5.000%, 11/15/42	2,500	2,775
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,167
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
1.051%, 03/01/26 (C)	425	385
1.041%, 03/01/25 (C)	400	363
0.841%, 03/01/16 (C)	250	249

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Callable 08/01/24 @ 100
5.000%, 08/01/31	$2,000	$2,350
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Callable 07/01/20 @ 100
6.000%, 07/01/40	500	571
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Callable 05/01/23 @ 100
5.000%, 05/01/29	600	644
5.000%, 05/01/38	500	526
New York State, Dormitory Authority, Ser A, RB
Callable 03/15/25 @ 100
5.000%, 03/15/30	3,400	4,036
New York State, Dormitory Authority, Ser B, RB
Callable 02/15/25 @ 100
5.000%, 02/15/41	10,000	11,434
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/49	1,000	1,126
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,229
5.250%, 10/01/35	3,000	3,574
New York State, Liberty Development Authority, Ser DD, RB
Callable 06/15/23 @ 100
5.000%, 06/15/38	2,000	2,274
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/21 @ 100
5.750%, 11/15/51	4,000	4,615
5.375%, 11/15/40	4,000	4,201
5.000%, 11/15/44	7,500	7,665

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 11/01/17 @ 100
5.250%, 11/01/42	$2,000	$2,013

		63,727

North Carolina — 0.4%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Pre-Refunded @ 100
5.250%, 01/01/18 (B)	500	544
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/19 (B)	1,000	1,121
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/18 @ 100
6.000%, 11/01/33	250	273
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,425
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	547

		3,910

Ohio — 8.7%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/01/17 @ 100
6.500%, 06/01/47	24,565	22,749
5.875%, 06/01/47	19,170	16,515
5.125%, 06/01/24	25,500	22,777
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB
Callable 11/01/20 @ 100
5.500%, 11/01/40	500	573

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/22 @ 100
5.500%, 06/01/42	$5,000	$5,575
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser S, RB
3.750%, 12/01/23 (C)	20,000	20,382
Ohio State, Turnpike Commission, Infrastructure Project, Ser A1, RB
Callable 02/15/23 @ 100
5.000%, 02/15/28	3,000	3,441

		92,012

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/20 @ 100
6.375%, 09/01/40	150	161

Pennsylvania — 1.8%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/18 @ 100
6.000%, 10/15/38	250	270
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,673
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/35	250	268
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/36	800	910
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	1,067

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/17 @ 100
6.250%, 07/01/26	$250	$259
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, Ser A, RB
Callable 09/01/25 @ 100
6.400%, 12/01/38	8,000	8,336
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/43	250	266
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/36	1,975	2,127
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	1,042
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/17 @ 100
5.500%, 09/15/37	250	254
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	1,061

		18,533

Rhode Island — 0.6%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/40	500	516

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/50	$6,250	$6,335

		6,851

South Carolina — 3.3%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	1,070
South Carolina State, Ports Authority, AMT, RB
Callable 07/01/25 @ 100
5.250%, 07/01/50	2,500	2,780
5.250%, 07/01/55	2,500	2,748
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB
Callable 12/01/23 @ 100
5.125%, 12/01/43	5,000	5,531
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/23 @ 100
5.500%, 12/01/53	20,000	22,506

		34,635

South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/17 @ 100
5.500%, 12/01/35	2,000	2,033

Tennessee — 0.9%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	500	563

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB
Callable 09/01/16 @ 100
5.250%, 09/01/36	$1,250	$1,284
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,355	2,796
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	4,000	4,635

		9,278

Texas — 11.6%
Central Texas Regional Mobility Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 01/01/45	3,000	3,249
Central Texas, Regional Mobility Authority, Senior Lien, Ser Senior Lien, RB
Callable 01/01/21 @ 100
6.000%, 01/01/41	1,000	1,142
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,103
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Callable 12/01/20 @ 100
6.125%, 12/01/40	500	570
Grand Parkway, Transportation, Revenue Toll Authority, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	7,000	7,688
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	809
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB
Callable 05/01/16 @ 101
5.200%, 05/01/28	500	511

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/22 @ 100
4.750%, 11/15/46	$2,725	$2,814
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Pre-Refunded @ 100
7.250%, 12/01/18 (B)	250	296
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/24 @ 100
5.000%, 11/15/28	4,055	4,671
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/21 @ 100
6.625%, 07/15/38	3,000	3,457
Houston, Higher Education Finance Authority, Cosmos Foundation, RB
Callable 05/15/21 @ 100
6.500%, 05/15/31	695	825
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100
6.500%, 05/15/21 (B)	805	1,020
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	170	174
New Hope, Cultural Education Facilities Authority, College Station Project, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/35	3,000	3,144
5.000%, 07/01/47	12,000	12,340
North Texas Tollway Authority, RB
Callable 01/01/18 @ 100
5.625%, 01/01/33	135	146
North Texas Tollway Authority, Ser B, RB
Callable 01/01/25 @ 100
5.000%, 01/01/40	4,000	4,418
5.000%, 01/01/45	6,000	6,725

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
North Texas Tollway Authority, Ser S, RB
Pre-Refunded @ 100
5.625%, 01/01/33 (B)	$115	$126
North Texas, Tollway Authority, Second Tier, Ser F, RB
Pre-Refunded @ 100
5.750%, 01/01/18 (B)	1,200	1,319
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,294
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/19 @ 100
6.500%, 08/15/39	500	560
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/22 @ 100
5.500%, 01/01/32	500	528
5.125%, 01/01/41	500	512
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/20 @ 100
6.700%, 08/15/40	500	580
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Project, RB
Pre-Refunded @ 100
6.250%, 11/15/18 (B)	500	575
Tarrant County, Cultural Education Facilities Finance Authority, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45	1,500	1,535
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	670	789
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	28,500	34,806
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/22 @ 100
5.000%, 12/15/29	5,000	5,491

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Texas State, Public Finance Authority, RB
Callable 07/01/19 @ 100
8.250%, 07/01/24	$17,575	$17,487
Wise County, Parker County Junior College District Project, Ser Junior COLLEGE, RB
Callable 08/15/21 @ 100
8.000%, 08/15/34	1,000	1,197

		122,901

Utah — 0.0%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/19 @ 100
6.750%, 08/15/28	500	417

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	863

Virginia — 0.2%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/22 @ 100
5.125%, 01/01/43	1,000	1,031
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/17 (B)	500	541
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/23 @ 100
6.000%, 06/01/43	124	120
2.000%, 10/01/48	40	2
Lewistown Commerce Center, Community Development Authority, RB
6.050%, 03/01/44	116	104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lewistown Commerce Center, Community Development Authority, Sub-Ser C, RB
6.050%, 03/01/54 (A) (H)	$123	$6

		1,804

Washington — 1.4%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	472
4.000%, 12/01/17	480	500
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,673
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/18 @ 100
6.375%, 10/01/36	400	451
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/20 (B)	1,500	1,799
Washington State, Housing Finance Commission, Heron’s Key Project, Ser A, RB
Callable 07/01/25 @ 100
7.000%, 07/01/50	750	763
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	992

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/22 @ 200
5.250%, 06/01/32	$5,000	$5,580
5.250%, 06/01/33	2,500	2,833

		15,063

West Virginia — 0.1%
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB
Callable 10/01/21 @ 103
9.125%, 10/01/41	500	539

Total Municipal Bonds (Cost $689,799) ($ Thousands)		738,430

	Shares
PREFERRED STOCK — 13.4%

Consumer Discretionary — 0.3%
Dairy Farmers of America
7.875%	31,000	3,174

Financials — 11.8%
Aegon
6.500%	12,101	316
6.375%	128,584	3,280
4.000% (C)	15,390	368
Allstate
6.750%	70,029	1,924
6.625%	104,904	2,881
6.250%	22,789	616
5.625%	85,136	2,240
Arch Capital Group
6.750%	143,259	3,859
Aspen Insurance Holdings
7.250% *	342	9
5.950% (C)	50,200	1,277
Astoria Financial
6.500%	73,881	1,934
Axis Capital Holdings
6.875%	70,467	1,883
5.500%	75,743	1,890
Bank of America
6.625%	2,190	58
6.375%	23,154	592
6.204%	31,300	797

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of New York Mellon
5.200%	50,131	$1,303
Barclays Bank PLC
8.125%	39,930	1,056
7.750%	65,500	1,717
7.100%	15,867	412
6.625%	14,975	386
BB&T
5.625%	81,597	2,109
5.200%	9,717	243
Capital One Financial
6.700%	27,109	723
6.250%	99,774	2,601
6.000%	8,677	221
Charles Schwab
6.000%	105,310	2,738
Citigroup
7.125% (C)	18,301	515
6.875% (C)	85,700	2,332
5.800%	61,100	1,559
CoBank ACB
6.125% *	40,000	3,951
Cullen
5.375%	30,953	791
Deutsche Bank Contingent Capital Trust II
6.550%	122,608	3,169
Deutsche Bank Contingent Capital Trust III
7.600%	33,850	900
Fifth Third Bancorp
6.625% (C)	80,000	2,295
First Niagara Financial Group
8.625% (C)	11,680	318
FirstMerit
5.875%	26,878	683
Goldman Sachs Group
6.375% (C)	2,390	65
6.200%	30,850	789
5.950%	1,490	38
5.500% (C)	350,600	8,839
4.000% (C)	43,300	890
HSBC Holdings PLC
8.000%	38,690	992
6.200%	71,103	1,822
HSBC USA
6.500%	35,026	911
ING Groep
7.200%	2,900	76
7.050%	50,127	1,316
6.375%	79,921	2,039
6.200%	4,264	110

15	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.125%	39,308	$1,008
JPMorgan Chase
6.700%	38,315	1,033
6.125%	29,449	753
KeyCorp
7.750% *	5,000	653
M&T Bank
6.250%	3,165	3,278
MetLife
4.000% (C)	18,900	469
Morgan Stanley
7.125% (C)	115,042	3,267
6.875% (C)	53,657	1,482
4.000% (C)	161,113	3,356
National Westminster Bank PLC
7.763%	11,273	294
PNC Financial Services Group
6.125% (C)	79,178	2,236
Prudential PLC
6.750%	63,750	1,697
6.500%	15,808	426
RenaissanceRe Holdings
5.375%	88,684	2,195
Royal Bank of Canada
6.750% (C)	21,832	635
5.500%	51,922	1,312
Royal Bank of Scotland Group PLC
5.750%	160,293	3,991
Santander Finance
6.800%	8,000	204
State Street
6.000%	32,900	862
5.900% (C)	114,090	3,120
5.250%	72,463	1,864
SunTrust Banks
5.875%	5,019	128
TCF Financial
7.500%	96,454	2,600
US Bancorp
6.500% (C)	57,342	1,665
6.000% (C)	75,000	1,989
5.150% *	57,104	1,470
3.500% (C)	16,800	754
Valley National Bancorp
6.250% (C)	84,000	2,255
Wells Fargo
7.500% *	2,861	3,340
6.625% (C)	57,230	1,623
5.850% (C)	120,000	3,096

		124,888

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Utilities — 1.3%
Alabama Power
6.450%	46,981	$1,278
Georgia Power
6.500%	44,400	4,693
Gulf Power
6.450%	9,000	908
6.000%	6,000	598
5.600%	20,000	2,042
Interstate Power & Light
5.100%	122,460	3,104
NSTAR Electric
4.780%	10,708	1,081
Washington State, Gas Light
4.800%	1,000	100

		13,804

Total Preferred Stock (Cost $126,585) ($ Thousands)		141,866

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Bills (E)
0.108%, 01/07/16 (F)	22,852	22,850
0.050%, 01/14/16 (F)	5,914	5,914
U.S. Treasury Notes
0.375%, 01/31/16	21,723	21,728
0.375%, 02/15/16	7,400	7,402
0.375%, 03/15/16	200	200
0.292%, 07/31/17 (C)	24,400	24,374
0.250%, 02/29/16	3,400	3,400

Total U.S. Treasury Obligations (Cost $85,886) ($ Thousands)		85,868

CORPORATE OBLIGATIONS — 8.0%

Financials — 8.0%
AXA
6.379%, 12/14/36 (C) (G)	1,000	1,072
Bank of America
8.125%, 05/15/18 (C)	5,250	5,453
6.500%, 12/31/49 (C)	1,700	1,796
Bank of New York Mellon
4.950%, 11/01/15 (C)	700	694

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BNP Paribas
7.375%, 12/29/49 (C) (G)	$1,000	$1,028
7.195%, 06/25/37 (C)	400	458
7.195%, 06/29/49 (C) (G)	4,700	5,387
Charles Schwab
7.000%, 02/28/49 (C)	4,325	4,968
Citigroup
8.400%, 04/30/18 (C)	2,000	2,220
5.900%, 11/15/15 (C)	1,300	1,310
Citizens Financial Group
5.500%, 11/06/15 (C) (G)	2,000	1,970
Commonwealth Bank of Australia
6.024%, 03/29/49 (C) (G)	500	503
Credit Agricole
8.375%, 12/31/49 (C) (G)	3,800	4,294
General Electric Capital
6.250%, 12/15/49 (C)	1,400	1,594
JPMorgan Chase
6.750%, 11/01/15 (C)	3,900	4,226
6.000%, 12/29/49 (C)	3,000	3,011
5.300%, 11/21/15 (C)	1,200	1,192
Lloyds Banking Group PLC
6.657%, 05/21/37 (C) (G)	3,500	3,929
M&T Bank
6.875%, 12/29/49	100	100
6.450%, 11/11/15 (C)	700	742
MetLife
5.250%, 12/29/49 (C)	10,100	10,163
Nordea Bank MTN
6.125%, 12/31/49 (C) (G)	5,000	4,905
5.500%, 09/23/19 (C)	2,600	2,577
PNC Financial Services Group
6.750%, 12/31/49 (C)	2,500	2,718
Rabobank Nederland
11.000%, 12/31/49 (C) (G)	7,400	9,176
Societe Generale
8.000%, 12/30/49 (C) (G)	1,800	1,834
5.922%, 11/05/15 (C) (G)	2,510	2,572
Standard Chartered PLC
7.014%, 07/30/37 (C) (G)	2,700	2,913
Wells Fargo
5.875%, 12/31/49 (C)	1,200	1,264

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Westpac Capital Trust IV
5.256%, 12/29/49 (C) (G)	$700	$704

		84,773

Total Corporate Obligations (Cost $82,044) ($ Thousands)		84,773

	Shares
CASH EQUIVALENT — 0.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.010% **†	8,684,207	8,684

Total Cash Equivalent (Cost $8,684) ($ Thousands)		8,684

Total Investments — 99.9% (Cost $992,998) ($ Thousands)††		$1,059,621

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
US Long Treasury Bond	(226)	Dec-2015	$(196)
US Long Treasury Bond	(44)	Mar-2016	(1)

			$(197)

Percentages are based on a Net Assets of $1,060,373 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(D)	Zero coupon security. The rate shown on the Schedule Of Investments represents the security’s effective yield at the time of purchase.

(E)	The rate reported is the effective yield at time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(H)	Security in default on interest payment.

17	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Concluded)

November 30, 2015

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

LLC — Limited Liability Note

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

††	At November 30, 2015, the tax basis cost of the Fund’s investments was $991,528 ($ Thousands), and the unrealized appreciation and depreciation were $70,403 ($ Thousands) and $(2,310) ($ Thousands), respectively.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$738,430	$—	$738,430
Preferred Stock	139,919	1,947	—	141,866
U.S. Treasury Obligations	—	85,868	—	85,868
Corporate Obligations	—	84,773	—	84,773
Cash Equivalent	8,684	—	—	8,684

Total Investments in Securities	$148,603	$911,018	$—	$1,059,621

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(197)	$—	$—	$(197)

Total Other Financial Instruments	$(197)	$—	$—	$(197)

*	Futures Contracts are valued at the net unrealized depreciation on the instruments.

Amounts designated as “—” are $0.

For the period ended November 30, 2015, there were no transfers between levels.

The following is a summary of the transactions with affiliates for the period ended November 30, 2015 ($ Thousands):

	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 11/30/2015	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, CL A	$7,913	$33,156	$(32,385)	$8,684	$—

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

18	SEI Tax Exempt Trust / Quarterly Report / November 30, 2015

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: January 27, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: January 27, 2016